First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Senior Loans (a) - 113.1%

Advertising - 1.8%
Data Driven Intermediate, LLC, Term Loan - First Lien
(SOFR 3 month + 3.75%), 8.15%, 05/01/2030 ‡(b)(c)(d)	2,487,900	2,469,241
MH Sub I, LLC (WebMD Health / Internet Brands), 2023 May Incremental Term Loan - First Lien
(SOFR 3 month + 4.25%), 8.25%, 05/03/2028 (e)	4,093,147	3,947,329
New Insight Holdings Inc. (Research Now/Dynata/Survey Sampling), First Out New Money Term Loan - First Lien
(SOFR 3 month + 5.00%), 9.46%, 07/15/2028 (e)	914,354	913,974
New Insight Holdings Inc. (Research Now/Dynata/Survey Sampling), Second Out Term Loan - First Lien
(SOFR 3 month + 5.50%), 9.96%, 10/15/2028	4,962,312	4,091,848
WH Borrower, LLC (aka WHP Global), Initial Term Loan - First Lien
(SOFR 3 month + 4.50%), 8.70%, 02/20/2032 (e)	3,000,000	3,007,020
		14,429,412
Aerospace & Defense - 1.2%
Chromalloy Corp., Term Loan - First Lien
(SOFR 1 month + 3.25%), 7.54%, 03/27/2031 (e)	5,962,443	5,986,263
Karman Holdings Inc., Initial Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.50%, 04/01/2032 ‡(b)(e)	1,422,051	1,430,939
MAG DS Corp., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.60%, 04/01/2027 (b)(d)	1,945,852	1,945,249
		9,362,451
Agricultural & Farm Machinery - 0.1%
Hydrofarm Holdings Group, Inc., Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.07%, 10/25/2028 ‡(b)(d)	1,118,882	934,266

Air Freight & Logistics - 1.0%
Air Buyer Inc. (Condata Global), Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.82%, 07/23/2030 ‡(b)(c)(d)	3,286,424	3,204,263
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 4.00%), 8.25%, 04/08/2030 (e)	4,962,500	4,980,613
		8,184,876
Apparel Retail - 0.2%
Lids Holdings, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.74%, 12/14/2026 ‡(b)	525,078	522,452
Xcel Brands, Inc., Intial Term Loan A - First Lien
(SOFR 1 month + 8.51%, 2.00% Floor), 12.82%, 12/12/2028 ‡(b)(c)	1,166,667	1,166,667
		1,689,119
Apparel, Accessories & Luxury Goods - 2.4%
Gloves Buyer, Inc. (Protective Industrial Products), Initial Term Loan - First Lien
(SOFR 1 month + 4.00%), 8.16%, 05/21/2032 (e)(f)	4,000,000	3,895,000
Penney Holdings LLC (Catalyst Brands), Term Loan - First Lien
(SOFR 1 month + 8.13%, 2.50% Floor), 12.41%, 09/19/2030 ‡(b)(c)(d)	6,000,000	5,850,000
Rachel Zoe, Inc., Second Amendment Effective Date Tranche A Loan - First Lien
(SOFR 3 month + 7.66%, 3.00% Floor), 11.96%, 08/04/2028 ‡(b)(c)(d)	349,972	349,972
Rachel Zoe, Inc., Third Amendment Effective Date Tranche A - First Lien
(SOFR 3 month + 7.66%, 3.00% Floor), 11.86%, 08/04/2028 ‡(b)(c)(d)	958,456	958,456
Rachel Zoe, Inc., Tranche A Loan - First Lien
(SOFR 3 month + 8.75%, 3.00% Floor), 12.75%, 08/04/2028 ‡(b)(c)(d)	1,076,087	1,076,087
TR Apparel, LLC, Term Loan - First Lien
(SOFR 1 month + 6.25%, 2.00% Floor), 10.53%, 06/21/2027 ‡(b)(c)(d)	6,661,491	6,661,490
		18,791,005

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Application Software - 5.1%
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 4.75%, 0.75% Floor), 8.91%, 07/22/2029 ‡(b)(c)	2,621,522	2,595,307
AppHub LLC, Delayed Draw Tem Loan - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor), 10.19%, 09/29/2028 ‡(b)(c)	365,863	364,034
AppHub LLC, June 2024 Delayed Draw Term Loan - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor), 10.04%, 09/29/2028 ‡(b)(c)	2,026,877	2,016,743
AppHub LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.90%, 09/29/2028 ‡(b)(c)	103,013	102,498
AppHub LLC, Term Loan - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor), 9.87%, 09/29/2028 ‡(b)(c)(d)	2,648,892	2,635,648
Boxer Parent Co., Inc. (BMC Software), 2031 Replacement Dollar Term Loan - First Lien
(SOFR 3 month + 3.00%), 7.20%, 07/30/2031 (e)	5,967,506	5,964,702
CE Intermediate I, LLC (Clubessential), 2025 Refinancing Term Loan - First Lien
(SOFR 3 month + 3.00%), 7.38%, 03/25/2032 (e)	994,987	997,684
Cloud Software Group, Inc. (TIBCO Software), Tenth Amendment Tranche B-2 Term Loan - First Lien
(SOFR 3 month + 3.25%), 7.48%, 03/21/2031 (e)	2,985,000	2,999,656
Cloudera, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 3.75%), 8.01%, 10/08/2028 (e)	2,992,248	2,951,718
CMI Marketing, Inc. (AdThrive), Initial Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.50% Floor), 8.53%, 03/23/2028	516,734	514,473
EagleView Technology Corp., Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% PIK), 10.80%, 08/14/2028 (e)	3,197,556	3,140,341
Enverus Holdings, Inc. (Drilling Info), Class A Revolving Credit Loan - First Lien
(SOFR 1 month + 5.50%, 0.75% Floor), 9.64%, 12/24/2029 ‡(b)	12,459	12,272
Enverus Holdings, Inc. (Drilling Info), Initial Term Loan - First Lien
(PRIME 1 month + 4.50%, 0.75% Floor), 11.75%, 12/24/2029 ‡(b)	3,941,153	3,951,006
Mitchell International, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 3.25%), 7.41%, 06/17/2031 (e)(f)	3,972,381	3,973,235
Project Alpha Intermediate Holdings, Inc. (Qlik), Second Amendment Refinancing Term Loan - First Lien
(SOFR 3 month + 3.25%, 0.50% Floor), 7.25%, 10/26/2030	4,987	5,007
Rocket Software, Inc., Extended Dollar Term Loan - First Lien
(SOFR 1 month), 7.91%, 11/28/2028 (e)	1,804,033	1,810,049
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.51%, 11/17/2028 ‡(b)(c)(d)	3,221,406	3,221,406
WatchGuard Technologies, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 0.75% Floor), 9.41%, 07/02/2029 (e)	2,984,615	2,988,346
		40,244,125
Asset Management & Custody Banks - 1.0%
Apella Capital, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.66%, 03/01/2029 ‡(b)(c)	247,625	247,625
Apella Capital, LLC, First Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.64%, 03/01/2029 ‡(b)(c)	293,542	293,542
Apella Capital, LLC, First Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.66%, 03/01/2029 ‡(b)(c)(d)	585,608	585,608

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Apella Capital, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.66%, 03/01/2029 ‡(b)(c)(d)	1,254,125	1,254,125
Apella Capital, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.51%, 03/01/2029 ‡(b)(c)	136,529	136,529
Apella Capital, LLC, Second Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.64%, 03/01/2029 ‡(b)(c)	993,348	993,348
Apella Capital, LLC, Second Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.63%, 03/01/2029 ‡(b)(c)(d)	993,348	993,348
Apella Capital, LLC, Third Amendment Delayed Draw Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.68%, 03/01/2029 ‡(b)(c)	345,885	345,885
IPM MSO Management, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.64%, 06/17/2026 ‡(b)(c)(d)	768,331	733,756
IPM MSO Management, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.64%, 06/17/2026 ‡(b)(c)(d)	92,920	88,739
IPM MSO Management, LLC, Second Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%), 10.64%, 06/17/2026 ‡(b)(c)(d)	212,881	203,301
Oak Point Partners, LLC, Term Loan - First Lien
(SOFR 1 month + 4.75%, 1.00% Floor), 9.01%, 12/01/2027 ‡(b)(c)(d)	1,980,029	1,980,029
		7,855,835
Auto Parts & Equipment - 1.2%
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Fifth Amendment Term Loan - First Lien
(SOFR 1 month + 4.50%, 1.00% Floor), 8.66%, 12/19/2026 ‡(b)(c)(d)	4,374,683	4,374,683
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan - First Lien
(SOFR 1 month + 4.50%, 1.00% Floor), 8.66%, 12/19/2026 ‡(b)(c)(d)	1,390,878	1,390,878
Hertz Corp., The, 2023 Incremental Term Loan - First Lien
(SOFR 3 month + 3.75%), 8.06%, 06/30/2028	992,443	889,725
Hertz Corp., The, Initial Term B Loan - First Lien
(SOFR 3 month + 3.50%, 0.50% Floor), 8.07%, 06/30/2028	1,801,751	1,623,477
Hertz Corp., The, Initial Term C Loan - First Lien
(SOFR 3 month + 3.50%, 0.50% Floor), 8.07%, 06/30/2028	354,633	319,544
Power Stop, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 0.50% Floor), 9.16%, 01/26/2029 (e)	989,609	813,335
		9,411,642
Biotechnology - 0.6%
Solaris US Bidco LLC (Therakos), Initial Term Loan - First Lien
(SOFR 3 month + 5.25%), 9.45%, 11/29/2030 (e)	4,969,975	4,876,788

Broadcasting - 0.3%
Allen Media, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.50%), 9.95%, 02/10/2027	1,933,663	1,386,436
Learfield Communications, LLC, 2024 Refinancing Term Loan - First Lien
(SOFR 1 month + 4.50%), 8.66%, 06/30/2028 (e)	1,279,086	1,293,610
		2,680,046

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Building Products - 0.3%
Opal Bidco SAS (Opella LLC), Facility B2 - First Lien
(SOFR 3 month + 3.25%), 7.39%, 04/28/2032 (e)	2,000,000	2,007,750

Casinos & Gaming - 2.1%
Bingo Holdings I LLC (PlayAGS), Term B Loan - First Lien
(SOFR 3 month + 4.50%), 8.75%, 06/30/2032 (e)	3,000,000	3,004,695
Catawba Nation Gaming Authority, Initial Term B Loan - First Lien
(SOFR 1 month + 4.75%), 8.91%, 03/29/2032 (b)(e)	6,600,000	6,754,704
J & J Ventures Gaming, LLC, 2025 Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.66%, 04/26/2030 (e)	6,965,000	6,902,977
		16,662,376
Commodity Chemicals - 0.4%
A&A Global Imports, LLC, First Out Term Loan - First Lien
0.00%, 06/01/2026 ‡(b)(c)(d)	1,034,430	107,407
A&A Global Imports, LLC, Last Out Term Loan - First Lien
0.00%, 06/01/2026 ‡(b)(c)(d)	1,185,895	—
A&A Global Imports, LLC, New Revolving Loan - First Lien
(SOFR 3 month + 8.00%, 1.00% Floor, 12.45% PIK), 24.89%, 06/01/2026 ‡(b)(c)	51,164	51,165
Hexion Holdings Corp., 2024 Refinancing Term Loan - First Lien
(SOFR 1 month + 4.00%), 8.14%, 03/15/2029 (e)	2,970,000	2,969,480
		3,128,052
Communications Equipment - 0.6%
SonicWall US Holdings Inc., 2023 Term Loan - First Lien
(SOFR 3 month + 5.00%, 0.50% Floor), 9.00%, 05/18/2028 (f)	4,992,405	4,767,747

Construction & Engineering - 1.2%
McHale Landscape Design, Inc., Closing Date Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.07%, 07/16/2031 ‡(b)(c)(d)	2,521,008	2,492,647
R.L. James, Inc. (HH Restore Acquisition), Closing Date Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.26%, 12/15/2028 ‡(b)(c)(d)	942,123	939,768
R.L. James, Inc. (HH Restore Acquisition), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.45%, 12/15/2028 ‡(b)(c)	892,120	889,889
R.L. James, Inc. (HH Restore Acquisition), First Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.39%, 12/15/2028 ‡(b)(c)(d)	312,403	311,622
TriStrux, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 1.00%, 1.00% Floor, 7.00% PIK), 12.15%, 12/23/2027 ‡(b)(c)(d)	321,504	199,333
TriStrux, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 1.00%, 1.00% Floor, 2.00% PIK), 12.45%, 12/23/2027 ‡(b)(c)(d)	900,312	558,193
TriStrux, LLC, Revolving Loan - First Lien
(SOFR 3 month + 1.00%, 1.00% Floor, 7.00% PIK), 12.15%, 12/23/2027 ‡(b)(c)	322,850	200,149
Violet Utility Buyer, LLC (Vannguard), Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 9.07%, 07/24/2031 ‡(b)(c)(d)	3,987,730	3,942,868
		9,534,469
Construction Materials - 0.3%
Foley Products Co., LLC (FPC Holdco, LLC), Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 0.50% Floor), 8.90%, 12/29/2028 (e)	1,000,000	1,009,065

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Smyrna Ready Mix Concrete, LLC, 2025 Term Loan - First Lien
(SOFR 1 month + 3.00%), 7.32%, 04/02/2029	1,776,053	1,780,493
		2,789,558
Data Processing & Outsourced Services - 0.5%
Schola Group Acquisition, Inc. (Lathan McKee), Closing Date Term Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 8.98%, 04/09/2031 ‡(b)(c)(d)	3,221,477	3,185,235
Schola Group Acquisition, Inc. (Lathan McKee), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 4.75%), 9.05%, 04/09/2031 ‡(b)(c)	463,087	457,877
		3,643,112
Distributors - 0.4%
Highline Aftermarket Acquisition, LLC, 2025-1 Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.70%, 02/19/2030 (e)	2,977,500	2,992,402

Diversified Chemicals - 1.1%
Project Cloud Holdings, LLC (AgroFresh Inc.), 2024-1 Incremental Term Loan (USD) - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.51%, 03/31/2029 ‡(b)(c)	2,891,967	2,884,737
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.67%, 03/31/2029 ‡(b)(c)(d)	5,089,341	5,076,617
Project Cloud Holdings, LLC (AgroFresh Inc.), Replacement Revolver - First Lien
(SOFR 1 month + 6.25%), 10.51%, 03/31/2029 ‡(b)(c)	598,810	597,313
		8,558,667
Diversified Support Services - 0.7%
Streetmasters Intermediate, Inc., Revolving Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.41%, 04/01/2030 ‡(b)(c)	112,000	110,600
Streetmasters Intermediate, Inc., Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.56%, 04/01/2030 ‡(b)(c)(d)	5,107,667	5,043,821
		5,154,421
Drug Retail - 1.0%
Blazing Star Parent, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 7.00%, 1.00% Floor), 11.20%, 08/28/2030 ‡(b)(c)(d)	8,000,000	7,880,000

Education Services - 1.9%
Cengage Learning, Inc., 2024 Refinancing Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.69%, 03/24/2031 (e)	2,970,075	2,966,051
Point Quest Acquisition, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%), 9.57%, 08/14/2028 ‡(b)(c)	1,115,469	1,115,469
Point Quest Acquisition, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.70%, 08/14/2028 ‡(b)(c)(d)	7,456,379	7,456,379
Point Quest Acquisition, LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.43%, 08/14/2028 ‡(b)(c)	811,987	811,987
Point Quest Acquisition, LLC, Sixth Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.54%, 08/14/2028 ‡(b)(c)	2,277,013	2,277,013
		14,626,899
Electric Utilities - 0.3%
Mission Critical Group, LLC, Term Loan - First Lien
(SOFR 1 month + 6.00%), 10.14%, 04/17/2030 ‡(b)(c)(d)	2,245,924	2,223,465

Electrical Components & Equipment - 0.4%
EIKO GLOBAL, LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 6.50%), 10.66%, 09/03/2030 ‡(b)(c)	3,583,999	3,503,359

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Electronic Equipment & Instruments - 0.3%
VeriFone Systems, Inc., 2025-1 Term Loan - First Lien
(SOFR 3 month + 5.50%, 4.50% PIK), 10.07%, 08/18/2028	2,828,538	2,744,064

Electronic Manufacturing Services - 1.7%
Creation Technologies Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.05%, 10/05/2028 ‡(e)	4,911,168	4,892,751
Natel Engineering Co., Inc., Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.52%, 04/30/2026 (d)	8,493,977	8,158,465
		13,051,216
Environmental & Facilities Services - 2.8%
CI (MG) Group, LLC (Mariani Landscape), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.75%, 03/27/2030 ‡(b)(c)	420,885	418,780
CI (MG) Group, LLC (Mariani Landscape), Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.80%, 03/27/2030 ‡(b)(c)(d)	6,899,263	6,864,766
CI (MG) Group, LLC (Mariani Landscape), Revolving Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.50%, 03/27/2030 ‡(b)(c)	427,518	425,381
EnergySolutions (Energy Capital Partners), Initial Term Loan - First Lien
(SOFR 1 month + 3.25%), 7.41%, 09/20/2030 (e)	2,849,695	2,872,848
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 10.57%, 10/30/2029 ‡(b)(c)	423,686	415,213
SR Landscaping, LLC, Closing Date Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.57%, 10/30/2029 ‡(b)(c)(d)	2,661,457	2,608,228
SR Landscaping, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.57%, 10/30/2029 ‡(b)(c)	883,940	866,262
SR Landscaping, LLC, Revolving Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.60%, 10/30/2029 ‡(b)(c)	445,109	436,207
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Closing Date Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.82%, 07/12/2030 ‡(b)(c)(d)	4,940,444	4,891,040
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.69%, 07/12/2030 ‡(b)(c)	1,943,704	1,924,267
		21,722,992
Financial Exchanges & Data - 0.8%
Priority Holdings, LLC, 2025-1 Refinancing Term Loan - First Lien
(SOFR 1 month + 3.75%), 7.91%, 07/30/2032 (e)	5,943,400	5,969,403

Footwear - 0.1%
SHO Holding I Corp., Tranche A Term Loan - First Lien
(SOFR 1 month + 6.50%), 10.78%, 06/30/2029 ‡(b)(c)	537,514	537,514

General Merchandise Stores - 0.9%
1959 Holdings, LLC (Family Dollar), Term Loan - First Lien
(SOFR 1 month + 6.50%), 10.78%, 07/05/2030 ‡(b)(c)(d)	6,976,744	6,906,977

Health Care Distributors - 0.5%
Prescott's Inc. (AKA Greenjacket), Term Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 8.75%, 12/30/2030 ‡(b)(c)(d)	4,032,242	4,002,000

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Facilities - 1.5%
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Revolving Credit Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.57%, 06/08/2029 ‡(b)(c)	20,000	18,800
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.60%, 06/08/2029 ‡(b)(c)(d)	1,780,041	1,673,239
Crisis Prevention Institute, Inc., 2024 Term Loan - First Lien
(SOFR 3 month + 4.00%, 0.50% Floor), 8.30%, 04/09/2031 (e)	5,013,721	5,003,268
Quorum Health Resources (QHR), 2023 Incremental Term Loan - First Lien
(SOFR 1 month + 5.25%), 9.51%, 05/28/2027 ‡(b)(c)(d)	1,955,000	1,950,112
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.25%), 9.51%, 05/28/2027 ‡(b)(c)(d)	1,955,000	1,950,112
Quorum Health Resources (QHR), Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.51%, 05/28/2027 ‡(b)(c)(d)	1,032,809	1,030,227
		11,625,758
Health Care Services - 15.3%
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan A - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor, 1.00% PIK), 10.65%, 10/15/2027 ‡(b)(c)(d)	122,348	116,395
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan B - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor, 1.00% PIK), 11.65%, 10/15/2027 ‡(b)(c)(d)	207,242	197,916
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan C - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor, 1.00% PIK), 10.65%, 10/15/2027 ‡(b)(c)	583,365	554,979
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor, 1.00% PIK), 10.65%, 10/15/2027 ‡(b)(c)(d)	2,018,996	1,927,902
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.90%, 09/29/2028 ‡(b)(c)(d)	1,206,916	1,206,916
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.90%, 09/29/2028 ‡(b)(c)(d)	2,862,543	2,862,543
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.90%, 09/29/2028 ‡(b)(c)	217,383	217,383
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.90%, 12/20/2027 ‡(b)(c)	897,907	877,704
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 12/20/2027 ‡(b)(c)(d)	2,066,860	2,020,356
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 10.40%, 12/20/2027 ‡(b)(c)(d)	4,658,147	4,576,629
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche A Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.35%, 09/16/2027 ‡(b)(c)(d)	882,876	882,876
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche B Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.35%, 09/16/2027 ‡(b)(c)	983,409	983,409

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche C Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.47%, 09/16/2027 ‡(b)(c)	1,993,471	1,993,471
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.35%, 09/16/2027 ‡(b)(c)(d)	2,177,561	2,177,561
Dermatology Intermediate Holdings III, Inc. (Forefront), Term B-1 Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 9.81%, 03/30/2029 ‡(e)	5,417,500	5,110,517
Elevate HD Parent, Inc., Delayed Draw Term Loan A - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.26%, 08/20/2029 ‡(b)(c)	74,317	74,317
Elevate HD Parent, Inc., Delayed Draw Term Loan B - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.26%, 08/20/2029 ‡(b)(c)	588,074	588,074
Elevate HD Parent, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.26%, 08/20/2029 ‡(b)(c)(d)	3,185,000	3,185,000
Endo1 Partners, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 6.76%, 2.00% Floor, 0.38% PIK), 11.30%, 05/23/2030 ‡(b)(c)(d)	1,520,512	1,497,704
Endo1 Partners, LLC, Last Out Term Loan - First Lien
(SOFR 1 month + 6.76%, 2.00% Floor, 0.38% PIK), 11.45%, 05/24/2030 ‡(b)(c)(d)	5,721,677	5,599,634
Endo1 Partners, LLC, Revolving Loan - First Lien
(SOFR 1 month + 4.00%, 1.00% Floor), 8.32%, 05/23/2030 ‡(b)(c)	375,251	367,746
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan - First Lien
(SOFR 6 month + 6.00%, 0.50% Floor), 10.29%, 06/28/2029 ‡(b)	4,864,490	4,305,074
First Steps Recovery Acquisition, LLC (True North Detox), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 10.33%, 03/29/2030 ‡(b)(c)	741,831	730,704
First Steps Recovery Acquisition, LLC (True North Detox), Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.41%, 03/29/2030 ‡(b)(c)(d)	3,074,797	3,028,675
First Steps Recovery Acquisition, LLC (True North Detox), Revolving Credit Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.25%, 03/29/2030 ‡(b)(c)	356,757	351,405
Gen4 Dental Partners Opco, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 9.89%, 05/13/2030 ‡(b)(c)(d)	5,445,000	5,390,550
Global Medical Response, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.63%, 10/01/2032	3,000,000	3,004,290
Houseworks Holdings, Fourth Amendment Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.70%, 12/15/2028 ‡(b)(c)(d)	2,623,465	2,597,230
Houseworks Holdings, Revolving Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.71%, 12/15/2028 ‡(b)(c)	264,478	261,834
Houseworks Holdings, Third Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.70%, 12/15/2028 ‡(b)(c)	729,034	721,744
Houseworks Holdings, Third Amendment Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.70%, 12/15/2028 ‡(b)(c)(d)	1,662,124	1,645,503

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan - First Lien
(SOFR 1 month + 7.00%, 1.00% Floor), 11.28%, 02/28/2029 ‡(b)(c)(d)	8,025,849	7,303,523
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 7.00%, 1.00% Floor), 11.28%, 02/28/2029 ‡(b)(c)(d)	2,055,624	1,870,618
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan - First Lien
(SOFR 3 month + 7.00%, 1.00% Floor), 11.16%, 02/28/2029 ‡(b)(c)	315,401	287,015
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.73%, 12/06/2027 ‡(b)(c)(d)	569,440	569,440
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.88%, 12/06/2027 ‡(b)(c)(d)	1,699,239	1,699,239
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.73%, 12/06/2027 ‡(b)(c)	439,157	439,157
LMSI Buyer, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.90%, 10/25/2027 ‡(b)(c)(d)	2,122,573	1,973,993
LMSI Buyer, LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 10/25/2027 ‡(b)(c)	390,516	363,180
LSCS Holdings Inc. (Dohmen Life Science Services/Project Ghost), 2025 Refinancing Term Loan - First Lien
(SOFR 3 month + 4.50%), 8.50%, 03/04/2032 (e)	4,670,836	4,608,574
Medrina, LLC, Initial Term Loan - First Lien
(SOFR 6 month + 6.00%, 1.00% Floor), 10.13%, 10/20/2029 ‡(b)(c)(d)	5,424,347	5,424,347
Medrina, LLC, Primary Delayed Draw Term Loan - First Lien
(SOFR 6 month + 6.00%, 1.00% Floor), 10.22%, 10/20/2029 ‡(b)(c)	958,740	958,740
Monarch Behavioral Therapy, LLC, Closing Date Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.16%, 06/06/2030 ‡(b)(c)(d)	9,547,726	9,499,987
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.28%, 06/06/2030 ‡(b)(c)	1,468,235	1,460,894
Monarch Behavioral Therapy, LLC, Revolving Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.25%, 06/06/2030 ‡(b)(c)	762,568	758,755
National Mentor Holdings, Inc. (Civitas Solutions), Initial Term Loan - Second Lien
(SOFR 3 month + 7.25%, 0.75% Floor), 11.35%, 03/02/2029	9,386,585	9,343,547
NSM Top Holdings Corp. (National Seating & Mobility Inc.), 2025 Refinancing Term Loan - First Lien
(SOFR 3 month + 4.75%), 8.85%, 05/14/2029 (e)	3,000,000	3,034,230
US Fertility Enterprises, LLC, Initial Delayed Draw Term Loan - First Lien
(SOFR 3 month + 4.50%, 1.00% Floor), 8.60%, 10/11/2031 ‡(f)	57,840	58,057
US Fertility Enterprises, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 4.50%), 8.50%, 10/11/2031 (f)	1,269,293	1,274,053
Visante Acquisition, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.06%, 01/31/2030 ‡(b)(c)(d)	4,914,816	4,914,816
Women's Care Holdings, Inc., Initial Term Loan - Second Lien
(SOFR 3 month + 8.25%, 0.75% Floor), 12.66%, 01/12/2029 (d)	5,701,232	4,446,961
		119,345,167

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Supplies - 0.5%
Journey Personal Care (Domtar Corp.), Term B Loan - First Lien
(SOFR 1 month + 3.75%), 7.91%, 03/01/2028 (e)	3,929,158	3,908,294

Health Care Technology - 2.4%
Advantmed Buyer Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.00%, 02/14/2031 ‡(b)(c)	1,153,235	1,153,234
Advantmed Buyer Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.00%, 02/14/2031 ‡(b)(c)(d)	8,149,524	8,149,524
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan - First Lien
(SOFR 3 month + 6.75%), 10.75%, 04/01/2029 ‡(b)(c)(d)	6,990,323	6,990,323
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Initial Term Loan - First Lien
(SOFR 6 month + 6.50%, 1.00% Floor), 10.62%, 01/08/2029 ‡(b)(c)(d)	2,780,242	2,780,242
		19,073,323
Heavy Electrical Equipment - 1.6%
APS Acquisition Holdings, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.50%, 07/11/2029 ‡(b)(c)	602,743	599,730
APS Acquisition Holdings, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.50%, 07/11/2029 ‡(b)(c)(d)	6,184,407	6,153,484
Arcline FM Holding, LLC (Fairbanks), 2025 New Term Loan - First Lien
(SOFR 6 month + 3.50%, 0.75% Floor), 7.58%, 06/23/2030 (e)	4,397,131	4,404,694
Astro Acquisition, LLC, Initial Term Loan - First Lien
(SOFR 6 month + 3.25%), 7.12%, 08/30/2032	1,706,363	1,715,969
		12,873,877
Highways & Railtracks - 0.1%
NA Rail Hold Co., LLC (Patriot Rail), Tranche B-3 Term Loan - First Lien
(SOFR 3 month + 3.00%), 7.12%, 03/08/2032 (e)	1,000,000	1,005,000

Home Furnishings - 0.7%
Hunter Douglas Holding B.V., Amendment No. 3 Tranche B-1 Term Loan - First Lien
(SOFR 3 month + 3.25%), 7.25%, 01/17/2032 (e)	2,984,962	2,992,693
Thornton Carpet, LLC, Closing Date Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.14%, 05/15/2031 ‡(b)(c)(d)	2,270,732	2,245,186
		5,237,879
Home Improvement Retail - 1.0%
360 PARTNERS, LLC, Term Loan - First Lien
(SOFR 3 month + 4.50%, 1.00% Floor), 8.74%, 07/31/2031 ‡(b)(c)(d)	1,043,478	1,031,739
Air Conditioning Specialist, Inc., Closing Date Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.69%, 11/19/2029 ‡(b)(c)(d)	5,009,403	4,984,356
Air Conditioning Specialist, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.64%, 11/19/2029 ‡(b)(c)	1,736,605	1,727,922
Air Conditioning Specialist, Inc., Revolving Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.70%, 11/19/2029 ‡(b)(c)	164,452	163,630
		7,907,647
Homebuilding - 0.4%
HP PHRG Borrower, LLC (Power Home Remodeling), Closing Date Term Loan - First Lien
(SOFR 3 month + 4.00%), 8.32%, 02/20/2032 (e)	3,000,000	2,997,495

Hotels, Resorts & Cruise Lines - 0.9%
Stats, LLC (Peak Jersey Holdco Ltd.), Term Loan - First Lien
(SOFR 3 month + 5.25%), 9.72%, 07/10/2026 (d)(e)	6,963,061	6,936,949

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Household Products - 0.2%
Lash OpCo, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 2.65%, 1.00% Floor, 5.10% PIK), 12.16%, 09/17/2027 ‡(b)(c)(d)	2,061,762	1,914,792

Human Resource & Employment Services - 1.7%
Danforth Health, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.82%, 12/09/2027 ‡(b)(c)	679,315	675,918
Danforth Health, Inc., First Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.70%, 12/09/2027 ‡(b)(c)(d)	957,036	952,251
Danforth Health, Inc., Fourth Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.70%, 12/09/2027 ‡(b)(c)(d)	1,902,672	1,893,159
Danforth Health, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.50%, 12/09/2027 ‡(b)(c)(d)	1,216,636	1,210,553
Danforth Health, Inc., Revolving Credit Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.65%, 12/09/2027 ‡(b)(c)	41,667	41,458
Danforth Health, Inc., Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.70%, 12/09/2027 ‡(b)(c)(d)	7,209,823	7,173,774
Triple Crown Consulting, LLC, Term A Loan - First Lien
(SOFR 1 month + 6.50%, 1.50% Floor), 10.76%, 06/02/2028 ‡(b)(c)(d)	1,086,504	1,056,625
		13,003,738
Industrial Machinery - 1.5%
BCP VI Summit Holdings LP (Nvent Thermal), Initial Term Loan - First Lien
(SOFR 1 month + 3.00%), 7.16%, 01/30/2032 (e)	2,000,000	2,011,570
Dynamo US Bidco Inc. (Innomotics), Facility B (USD) - First Lien
(SOFR 1 month + 3.50%), 7.78%, 09/30/2031 (e)	2,237,450	2,247,239
Kenan Advantage Group, Inc., The, U.S. Term B-4 Loan - First Lien
(SOFR 1 month + 3.25%), 7.41%, 01/25/2029 (e)	4,818,271	4,765,559
TK Elevator Midco GmbH (Vertical MidCo), Facility B (USD) - First Lien
(SOFR 6 month + 3.00%), 7.20%, 04/30/2030 (e)	2,977,556	2,988,320
		12,012,688
Insurance Brokers - 4.5%
Acrisure, LLC, 2025 Term B Loan - First Lien
(SOFR 1 month + 3.25%), 7.41%, 06/20/2032 (e)	1,965,789	1,967,430
Alera Group, Inc., Term Loan - First Lien
(SOFR 1 month + 3.25%), 7.41%, 05/30/2032 (e)(f)	1,319,322	1,325,727
Amynta Agency Borrower Inc. (Amynta Warranty Borrower Inc.), 2025-1 Refinancing Term Loan - First Lien
(SOFR 1 month + 2.75%), 6.91%, 12/29/2031 (e)	1,977,506	1,972,740
CFC Bidco 2022 Ltd., Initial Term Loan - First Lien
(SOFR 3 month + 3.75%), 7.74%, 07/01/2032 (b)	6,000,000	5,745,000
Newcleus, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 4.00%, 1.00% Floor, 2.00% PIK), 10.45%, 08/02/2026 ‡(b)(c)(d)	1,207,424	1,147,053
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 3 Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.15%, 06/02/2026 ‡(b)(c)(d)	1,925,775	1,925,775
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.45%, 06/02/2026 ‡(b)(c)(d)	759,456	759,456
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.15%, 06/02/2026 ‡(b)(c)(d)	1,129,960	1,129,960

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
The Mutual Group, LLC, Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.25%, 01/31/2030 ‡(b)(c)(d)	4,809,253	4,809,253
Tricor, LLC, Amendment No. 4 Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.51%, 08/08/2031 ‡(b)(c)	5,347,793	5,347,793
Tricor, LLC, Amendment No.3 Incremental Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.51%, 08/08/2031 ‡(b)(c)(d)	1,804,163	1,804,163
Tricor, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.70%, 08/08/2031 ‡(b)(c)(d)	711,873	711,873
Tricor, LLC, Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.51%, 08/08/2031 ‡(b)(c)(d)	1,894,197	1,894,197
XPT Partners, LLC, 2024 Delayed Draw Term Loan - First Lien
(SOFR 6 month + 5.50%, 1.00% Floor), 9.89%, 09/13/2028 ‡(b)(c)	212,086	208,904
XPT Partners, LLC, 2024 Revolving Loan - First Lien
(SOFR 6 month + 5.50%, 1.00% Floor), 9.65%, 09/13/2028 ‡(b)(c)	113,094	111,398
XPT Partners, LLC, Term Loan - First Lien
(SOFR 6 month + 5.50%, 1.00% Floor), 9.89%, 09/13/2028 ‡(b)(c)(d)	4,241,398	4,177,777
		35,038,499
Integrated Telecommunication Services - 1.3%
Guardian US Holdco LLC (Intrado Corp.), Initial Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.50%, 01/31/2030 (e)	4,937,186	4,945,925
Orion US Finco, Term Loan B - First Lien
05/20/2032 (f)	5,000,000	5,031,250
		9,977,175
Interactive Media & Services - 0.7%
Ingenio LLC, First Amendment Term Loan - First Lien
(SOFR 3 month + 2.00%, 1.00% Floor, 6.00% PIK), 12.45%, 08/03/2027 ‡(b)(c)(d)	4,153,723	3,946,037
Ingenio LLC, Term Loan - First Lien
(SOFR 3 month + 2.00%, 1.00% Floor, 6.00% PIK), 12.45%, 08/03/2027 ‡(b)(c)(d)	1,341,280	1,274,216
		5,220,253
Internet & Direct Marketing Retail - 2.2%
Everlane, Inc., Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 10.77%, 02/14/2029 ‡(b)(c)	3,300,000	3,300,000
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.28%, 05/17/2027 ‡(b)(c)	6,978,716	6,978,716
Stubhub Holdco Sub, LLC (Pug), Extended USD Term B Loan - First Lien
(SOFR 1 month + 4.75%), 8.91%, 03/15/2030 (e)	4,275,803	4,249,079
Sweetwater Borrower LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 8.53%, 08/07/2028 (e)	2,409,238	2,419,791
		16,947,586
Internet Services & Infrastructure - 0.8%
Blackhawk Network Holdings, Inc., Additional Term B-2 Loan - First Lien
(SOFR 1 month + 4.00%), 8.16%, 03/12/2029 (e)	4,107,086	4,127,950
Technology Partners, LLC (Imagine Software), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.29%, 11/16/2027 ‡(b)(c)(d)	2,252,100	2,252,100
		6,380,050
Investment Banking & Brokerage - 0.4%
Aretec Group Inc. (Cetera Financial Group), Term B-3 Loan - First Lien
(SOFR 1 month + 3.50%), 7.66%, 08/09/2030 (e)	2,977,500	2,980,745

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
IT Consulting & Other Services - 5.8%
Alpine SG, LLC (ASG), February 2023 Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.96%, 11/05/2027 ‡(b)(c)(d)	446,705	446,705
Alpine SG, LLC (ASG), Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.96%, 11/05/2027 ‡(b)(c)(d)	745,960	745,960
Alpine SG, LLC (ASG), May 2022 Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.96%, 11/05/2027 ‡(b)(c)(d)	391,143	391,143
Alpine SG, LLC (ASG), November 2021 Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.96%, 11/05/2027 ‡(b)(c)(d)	1,160,456	1,160,456
Argano, LLC, 2025 Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 9.91%, 09/13/2029 ‡(b)(c)	1,399,291	1,392,295
Argano, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 9.89%, 09/13/2029 ‡(b)(c)(d)	7,697,551	7,659,063
Asurion, LLC, New B-10 Term Loan - First Lien
(SOFR 1 month + 4.00%), 8.26%, 08/19/2028 (e)	2,984,615	2,994,151
Eliassen Group, LLC, Initial Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.75%, 0.75% Floor), 9.91%, 04/14/2028 ‡(b)(c)	170,667	168,533
Eliassen Group, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 9.75%, 04/14/2028 ‡(b)(c)(d)	2,371,111	2,341,472
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.76%, 10/22/2026 ‡(b)(c)(d)	1,860,104	1,860,104
Irving Parent, Corp. (Quisitive), Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.25%, 03/11/2031 ‡(b)(c)(d)	10,270,150	10,116,098
Marlin DTC - LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 10.76%, 07/01/2026 ‡(b)(c)(d)	1,445,992	1,344,772
ThoughtWorks, Inc., Incremental Term Loan - First Lien
(SOFR 1 month + 2.50%, 0.50% Floor), 6.78%, 03/24/2028 (e)	3,974,878	3,906,808
Unified Patents, LLC, Term A Loan - First Lien
(SOFR 6 month + 5.00%), 9.17%, 12/23/2027 ‡(b)(c)(d)	8,677,119	8,590,348
Zodiac Purchaser, LLC (Zuora), Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.66%, 02/14/2032 (e)	2,182,242	2,171,058
		45,288,966
Leisure Facilities - 1.1%
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.37%, 07/27/2028 ‡(b)(c)	1,270,227	1,181,311
Bandon Fitness Texas, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.46%, 07/27/2028 ‡(b)(c)(d)	2,854,660	2,654,834
Bandon Fitness Texas, Inc., Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.47%, 07/27/2028 ‡(b)(c)	243,870	226,799
Peninsula Pacific Entertainment Development LLC, Term Loan - First Lien
08/14/2032 ‡(f)	4,050,633	4,055,696
		8,118,640

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Life Sciences Tools & Services - 0.4%
Star Parent, Inc. (Syneos Health), Term Loan B - First Lien
(SOFR 3 month + 4.00%), 8.00%, 09/27/2030 (e)(f)	2,984,848	2,988,579

Managed Health Care - 0.3%
LBH Services, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor, 0.75% PIK), 11.07%, 03/28/2028 ‡(b)(c)	312,277	240,433
LBH Services, LLC, Revolving Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor, 0.75% PIK), 11.03%, 03/28/2028 ‡(b)(c)	774,323	596,229
LBH Services, LLC, Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor, 0.75% PIK), 11.06%, 03/28/2028 ‡(b)(c)(d)	1,495,806	1,151,677
Mamba Purchaser, Inc., Fifth Amendment Term Loan - First Lien
(SOFR 1 month + 2.75%), 6.89%, 10/14/2031	226,946	227,869
		2,216,208
Metal & Glass Containers - 0.9%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan - First Lien
(SOFR 1 month + 3.25%), 7.41%, 12/11/2030 (e)	2,984,962	2,982,977
Closure Systems International Group Inc. (Canister International Group Inc.), Amendment No.5 Term Loan - First Lien
(SOFR 1 month + 3.00%), 7.16%, 03/22/2029 (e)	2,977,483	2,983,066
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan - First Lien
(SOFR 1 month + 3.25%), 7.41%, 04/01/2032 (f)	980,361	979,959
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Delayed Draw Term B Loan - First Lien
(SOFR 1 month + 3.25%), 7.41%, 04/01/2032 (f)	515	515
		6,946,517
Multi-Sector Holdings - 0.4%
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) - First Lien
(SOFR 1 month + 6.00%), 10.23%, 06/29/2027 (b)(e)	2,940,000	2,815,050

Office Services & Supplies - 0.8%
Equiniti Group PLC (AST/Armor Holdco), 2025 Incremental Term Loan - First Lien
(SOFR 6 month + 3.75%), 7.92%, 12/11/2028 (e)	6,357,427	6,368,553

Other Diversified Financial Services - 0.5%
Cohnreznick Advisory LLC (Currahee Borrower Sub), Initial Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.99%, 03/31/2032	4,303,350	4,316,820

Packaged Foods & Meats - 1.1%
Aspire Bakeries Holdings LLC, Second Amendment Refinancing Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.66%, 12/23/2030 (e)	992,487	999,619
Golden State Foods LLC, Initial Term Loan - First Lien
(SOFR 3 month + 4.00%), 8.23%, 12/04/2031 (e)	4,886,834	4,904,988
Primary Products Finance LLC, 2024 Second Replacement Term B Loan - First Lien
(SOFR 3 month + 3.25%), 7.54%, 04/01/2029 (e)	2,970,000	2,905,031
		8,809,638
Paper Packaging - 1.3%
Advanced Web Technologies (AWT), 4th Amendment Inc., Term Loan - First Lien
(SOFR 3 month + 4.00%, 1.00% Floor, 2.25% PIK), 10.09%, 12/17/2027 ‡(b)(c)(d)	1,565,341	1,557,242
Advanced Web Technologies (AWT), Delayed Draw Term Loan - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor, 2.25% PIK), 10.09%, 12/17/2027 ‡(b)(c)(d)	759,797	755,761
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor, 2.25% PIK), 10.09%, 12/17/2027 ‡(b)(c)(d)	329,117	327,368

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 - First Lien
(SOFR 6 month + 6.25%, 2.25% PIK), 10.09%, 12/17/2027 ‡(b)(c)(d)	475,922	473,399
Advanced Web Technologies (AWT), First Requested Incremental Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor, 2.25% PIK), 10.09%, 12/17/2027 ‡(b)(c)(d)	2,109,547	2,098,633
Advanced Web Technologies (AWT), Fourth Amendment Delayed Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor, 2.25% PIK), 10.09%, 12/17/2027 ‡(b)(c)	724,730	720,880
Advanced Web Technologies (AWT), Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor, 2.25% PIK), 9.75%, 12/17/2027 ‡(b)(c)	26,485	26,352
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor, 2.25% PIK), 10.09%, 12/17/2027 ‡(b)(c)(d)	1,564,560	1,556,249
Advanced Web Technologies (AWT), Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor, 2.25% PIK), 10.09%, 12/17/2027 ‡(b)(c)(d)	873,750	869,229
Golden West Packaging Group LLC, Term B-1 Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.53%, 06/27/2031	2,739,471	2,164,182
		10,549,295
Paper Products - 1.0%
R-Pac International Corp. (Project Radio), 2024 Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%), 10.31%, 12/29/2027 ‡(b)(c)	2,367,834	2,361,914
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien
(SOFR 1 month + 6.00%, 0.75% Floor), 10.28%, 12/29/2027 ‡(b)(c)	460,199	459,048
R-Pac International Corp. (Project Radio), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 0.75% Floor), 10.57%, 12/29/2027 ‡(b)(c)	4,825,000	4,812,938
		7,633,900
Pharmaceuticals - 2.4%
Alvogen Pharma US, Inc., Loan - Second Lien
(SOFR 3 month + 2.50%, 8.00% PIK), 14.80%, 03/01/2029 ‡	2,507,141	1,842,749
Carestream Health, Inc. (aka Onex), Term Loan - First Lien
(SOFR 3 month + 7.50%, 1.00% Floor), 11.60%, 09/30/2027 (d)	4,110,081	2,096,141
Nephron Pharmaceuticals, LLC, FO Term Loan - First Lien
(SOFR 3 month + 4.00%, 3.25% Floor), 8.32%, 12/30/2027 ‡(b)(c)(d)	1,500,000	1,500,000
Nephron Pharmaceuticals, LLC, LO Term Loan - First Lien
(SOFR 3 month + 9.20%, 3.25% Floor), 13.52%, 12/30/2027 ‡(b)(c)(d)	5,100,000	5,100,000
Syner-G Intermediate Holdings, LLC, Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.25%, 09/17/2030 ‡(b)(c)(d)	8,605,629	8,003,235
		18,542,125
Railroads - 0.6%
Beacon Mobility Corp., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 3.25%), 7.25%, 08/06/2030	376,434	378,200
Beacon Mobility Corp., Initial Term Loan - First Lien
(SOFR 3 month + 3.25%), 7.25%, 08/06/2030	4,504,870	4,525,998
		4,904,198
Real Estate Development - 1.3%
841 Prudential MOB LLC, Term Loan - First Lien
(SOFR 1 month + 6.50%, 2.50% Floor), 10.75%, 10/09/2027 ‡(b)(c)	9,837,838	9,837,837

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Real Estate Services - 1.3%
Avison Young (Canada) Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 8.50%), 13.09%, 12/12/2027 ‡(d)	506,785	501,717
Avison Young (Canada) Inc., First Out Term Loan - First Lien
(SOFR 3 month + 6.25%), 10.71%, 03/12/2028	7,920,000	7,655,195
Avison Young (Canada) Inc., Initial Term Loan - First Lien
(SOFR 3 month + 8.50%), 12.99%, 12/12/2027 ‡(d)	1,368,318	1,354,635
Avison Young (Canada) Inc., Second-Out Term Loan - First Lien
(SOFR 3 month + 1.50%, 2.00% Floor, 6.50% PIK), 12.32%, 03/12/2029 ‡(d)	1,732,926	870,804
Avison Young (Canada) Inc., Third-Out Term Loan - First Lien
(SOFR 3 month + 1.50%, 2.00% Floor, 6.50% PIK), 12.49%, 03/12/2029 (d)	570,464	122,595
		10,504,946
Research & Consulting Services - 6.8%
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.78%, 08/31/2027 ‡(b)(c)	300,545	300,545
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.75%, 08/31/2026 ‡(b)(c)	47,249	47,250
CC Amulet Management, LLC (Children's Choice), Second Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.61%, 08/31/2027 ‡(b)(c)	2,489,349	2,489,349
CC Amulet Management, LLC (Children's Choice), Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.83%, 08/31/2027 ‡(b)(c)(d)	3,261,822	3,261,822
Citrin Cooperman Advisors LLC, Initial Term Loan - First Lien
(SOFR 3 month + 3.00%), 7.00%, 04/01/2032 (e)	3,757,576	3,746,435
Eisner Advisory Group LLC, February 2024 Incremental Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.50% Floor), 8.16%, 02/28/2031 (e)	4,987,469	5,023,728
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.66%, 07/11/2029 ‡(b)(c)	531,933	529,273
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Term A Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.50%, 07/11/2029 ‡(b)(c)(d)	9,900,000	9,850,500
HFW Cos., LLC (fka HFW Holdings, LLC), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.30%, 05/01/2031 ‡(b)(c)	1,313,400	1,298,624
HFW Cos., LLC (fka HFW Holdings, LLC), Term A Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.30%, 05/01/2031 ‡(b)(c)(d)	6,301,667	6,230,773
Motus Group, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 3.75%, 0.50% Floor), 7.75%, 12/11/2028 (e)	997,494	999,159
PRGX Global, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.49%, 12/20/2030 ‡(b)(c)(d)	3,142,105	3,102,829
Sagebrush Buyer, LLC (Province), Initial Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.16%, 07/01/2030 ‡(b)(c)(d)	9,400,163	9,400,163
Strategy Corps., LLC, Revolving Credit Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.68%, 06/28/2030 ‡(b)(c)	213,862	209,584
Strategy Corps., LLC, Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.82%, 06/28/2030 ‡(b)(c)(d)	6,496,711	6,366,776
		52,856,810

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Restaurants - 0.4%
Cooper's Hawk Intermediate Holding, LLC, Closing Date Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.70%, 07/29/2031 ‡(b)	2,305,263	2,305,263
Dave & Buster's, Inc., 2024 Incremental Term B Loan - First Lien
(SOFR 3 month + 3.25%), 7.56%, 11/01/2031	997,487	924,546
		3,229,809
Security & Alarm Services - 2.2%
LSF12 Crown US Commercial Bidco, LLC (Kidde Global Solutions), 2025 Refinancing Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.78%, 12/02/2031 (e)(f)	6,500,000	6,518,298
SuperHero Fire Protection, LLC, Eleventh Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.96%, 12/31/2029 ‡(b)(c)(d)	10,333,350	10,333,350
SuperHero Fire Protection, LLC, Revolving Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.65%, 12/31/2029 ‡(b)(c)	40,323	40,323
		16,891,971
Specialized Consumer Services - 2.9%
Case Works, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.38%, 10/01/2029 ‡(b)(c)	750,690	720,662
Case Works, LLC, Revolving Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.55%, 10/01/2029 ‡(b)(c)	301,724	289,655
(PRIME 1 month + 4.25%, 1.00% Floor), 11.50%, 10/01/2029 ‡(b)(c)	271,552	260,690
Case Works, LLC, Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.27%, 10/01/2029 ‡(b)(c)(d)	5,001,002	4,800,962
LaserAway Intermediate Holdings II, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 10.33%, 10/14/2027 ‡(b)(c)(d)	4,064,486	4,064,486
Mammoth Holdings, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.25%, 11/15/2030 ‡(b)(c)	900,227	868,719
Mammoth Holdings, LLC, Initial Revolving Credit Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.00%, 11/15/2029 ‡(b)(c)	156,818	151,330
Mammoth Holdings, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.00%, 11/15/2030 ‡(b)(c)(d)	3,581,818	3,456,454
Owl Vans, LLC, Revolving Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.41%, 12/31/2030 ‡(b)(c)	288,000	284,198
Owl Vans, LLC, Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.41%, 12/31/2030 ‡(b)(c)(d)	3,048,960	3,008,714
Thermostat Purchaser III, Inc., Initial Term B-1 Loan - First Lien
(SOFR 3 month + 4.25%), 8.55%, 08/31/2028 (e)	4,974,874	4,997,933
		22,903,803
Specialized Finance - 2.1%
Ahead DB Holdings, LLC, Term B-5 Loan - First Lien
(SOFR 3 month + 3.00%, 0.75% Floor), 6.75%, 02/01/2031 (e)	3,940,187	3,949,801
AlpineX OpCo, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.25%, 12/27/2027 ‡(b)(c)(d)	512,970	512,970
AlpineX OpCo, LLC, Fourth Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.25%, 12/27/2027 ‡(b)(c)(d)	73,761	73,760
AlpineX OpCo, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.25%, 12/27/2027 ‡(b)(c)	112,621	112,621

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
AlpineX OpCo, LLC, Second Amendment Incremental Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.25%, 12/27/2027 ‡(b)(c)	52,857	52,857
AlpineX OpCo, LLC, Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.25%, 12/27/2027 ‡(b)(c)(d)	841,322	841,321
AlpineX OpCo, LLC, Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.25%, 12/27/2027 ‡(b)(c)(d)	795,547	795,547
Apex Group Treasury Ltd., 2025 Refinancing USD Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.75%, 02/27/2032 (e)	2,992,500	2,932,650
Berkeley Research Group Holdings, LLC, Term Loan B - First Lien
(SOFR 3 month + 3.25%), 7.25%, 05/01/2032 (e)	1,774,576	1,780,734
CP Iris Holco I, Inc. (IPS Corp.), Initial Term Loan - First Lien
(SOFR 1 month + 3.50%, 0.50% Floor), 7.66%, 10/02/2028 (e)(f)	2,984,536	2,988,267
iLending LLC, Term Loan A - First Lien
(SOFR 1 month + 1.00%, 5.00% PIK), 10.42%, 12/21/2028 ‡(b)(c)(d)	636,858	601,831
iLending LLC, Term Loan B - First Lien
0.00%, 12/21/2028 ‡(b)(c)(d)	615,684	—
June Purchaser LLC (Janney Montgomery Scott), Initial Term Loan - First Lien
(SOFR 3 month + 2.75%), 7.00%, 11/28/2031 (e)	1,705,714	1,712,819
		16,355,178
Specialty Chemicals - 1.1%
Plaze (PLZ Aeroscience), 2021-1 Term Loan - First Lien
(SOFR 1 month + 3.75%, 0.75% Floor), 7.91%, 08/03/2026	979,434	919,136
Plaze (PLZ Aeroscience), Initial Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.78%, 08/03/2026	4,976,891	4,670,489
RLG Holdings, LLC, 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 5.00%), 9.16%, 07/07/2028 (e)	2,623,140	2,207,805
RLG Holdings, LLC, Closing Date Initial Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 8.53%, 07/07/2028 (e)	898,653	743,797
		8,541,227
Specialty Stores - 0.4%
Great Outdoors Group, LLC (Bass Pro Group), Term B-3 Loan - First Lien
(SOFR 1 month + 3.25%), 7.41%, 01/23/2032 (e)	2,984,962	2,987,201

Systems Software - 1.7%
AQA Acquisition Holding, Inc. (SmartBear), 2024 Term Loan - First Lien
(SOFR 3 month + 4.00%), 8.31%, 03/03/2028 (e)	4,975,000	4,920,598
Flash Charm, Inc. (fka Idera), 2021 Refinancing Loan - Second Lien
(SOFR 3 month + 6.75%), 11.20%, 03/02/2029 ‡	1,341,463	1,086,585
Flash Charm, Inc. (fka Idera), Incremental Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.80%, 03/02/2028	2,984,877	2,626,692
McAfee Enterprise (Magenta Buyer LLC), Super Priority Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 10.56%, 07/27/2028 (d)(e)	1,579,521	1,606,768
Perforce Software, Inc., 2024-1 Refinancing Term Loan - First Lien
(SOFR 1 month + 4.75%), 8.91%, 06/29/2029	2,984,962	2,755,807
		12,996,450
Technology Distributors - 0.6%
Modena Buyer LLC (End User Computing), Initial Term Loan - First Lien
(SOFR 3 month + 4.50%), 8.81%, 07/01/2031 (e)	4,987,437	4,932,226

Technology Hardware, Storage & Peripherals - 0.5%
TouchTunes Music Group, LLC (TA TT Buyer), Tranche B-1 Term Loan - First Lien
(SOFR 3 month + 4.75%), 8.75%, 04/02/2029 (e)	3,868,844	3,823,695

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Textiles - 0.5%
Elevate Textiles, Inc. (International Textile Group), First Out Term Loan - First Lien
(SOFR 3 month + 8.50%), 12.79%, 09/30/2027 (e)	2,064,135	2,083,063
Elevate Textiles, Inc. (International Textile Group), Last Out Term Loan - First Lien
(SOFR 3 month + 1.00%, 1.00% Floor, 5.50% PIK), 10.64%, 09/30/2027	2,604,661	2,025,124
		4,108,187
Trading Companies & Distributors - 0.9%
DXP Enterprises, Inc., 2024 Incremental Term Loan - First Lien
(SOFR 1 month + 3.75%), 7.91%, 10/11/2030 (e)	1,980,000	1,993,820
Verde Purchaser, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 4.00%), 8.00%, 11/30/2030 (e)	4,967,393	4,924,276
		6,918,096
Trucking - 2.2%
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien
(SOFR 3 month + 6.75%, 1.00% Floor, 4.25% PIK), 11.19%, 02/03/2028 ‡(b)(c)(d)	3,277,878	3,048,426
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien
(SOFR 3 month + 6.75%, 1.00% Floor), 11.19%, 02/03/2028 ‡(b)(c)(d)	620,308	576,887
First Student Bidco Inc. (First Transit Parent Inc.), Initial Term B Loan - First Lien
(SOFR 3 month + 2.50%), 6.71%, 08/15/2030 (f)	3,722,658	3,730,103
First Student Bidco Inc. (First Transit Parent Inc.), Initial Term C Loan - First Lien
(SOFR 3 month + 2.50%), 6.71%, 08/15/2030 (f)	681,208	682,771
Stonepeak Taurus Lower Holdings LLC (TRAC), Initial Term Loan (Second Lien Term Loan) - Second Lien
(SOFR 3 month + 7.00%, 0.50% Floor), 11.10%, 01/28/2030	5,000,000	4,432,825
Student Transportation of America Holdings, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 3.25%), 7.38%, 06/24/2032	333,333	334,637
Student Transportation of America Holdings, Inc., Term Loan B - First Lien
(SOFR 3 month + 3.25%), 7.25%, 06/24/2032 (e)(f)	4,655,000	4,673,201
		17,478,850
Water Utilities - 0.7%
Waste Resource Management, Inc., Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 9.91%, 12/28/2029 ‡(b)(c)	1,542,170	1,542,170
Waste Resource Management, Inc., Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 9.91%, 12/28/2029 ‡(b)(c)(d)	4,157,600	4,157,600
		5,699,770
Total Senior Loans (Cost $897,641,915)		884,817,468

Investments	Principal Amount ($)	Value ($)
Corporate Bonds - 1.8%

Banks - 0.4%
Armor Holdco, Inc.
8.50%, 11/15/2029 (g)	3,396,000	3,371,315

Containers & Packaging - 0.6%
Iris Holding, Inc.
10.00%, 12/15/2028 (g)	3,000,000	2,709,327
Mauser Packaging Solutions Holding Co.
9.25%, 04/15/2027 (g)	2,000,000	2,004,576
		4,713,903
Entertainment - 0.2%
Allen Media LLC
10.50%, 02/15/2028 (g)	3,000,000	1,335,000

Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment, Inc.
6.00%, 10/15/2032 (g)	1,000,000	984,960

Passenger Airlines - 0.4%
United Airlines, Inc.
4.38%, 04/15/2026 (g)	3,000,000	2,995,392

Software - 0.1%
Camelot Finance SA
4.50%, 11/01/2026 (g)	430,000	428,526

Total Corporate Bonds (Cost $15,453,261)		13,829,096

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 1.2%

Chemicals - 0.0%
A&A Global Imports LLC, Class A *‡(b)(c)(d)	41	—

IT Services - 1.0%
Solugenix Corp. *‡(b)(c)	8,000,000	8,000,000

Media - 0.2%
A-L Parent LLC *‡	13,507	1,452,003

Real Estate Management & Development - 0.0%(h)
Avison Young-Investments LLC (Canada) *‡(d)	1,236	139
Avison Young-Investments LLC, Preference (Canada) *‡(d)	1,950,816	346,270
		346,409
Transportation Infrastructure - 0.0%(h)
Limetree Bay Cayman *‡(c)	1,430	14

Total Common Stocks (Cost $9,590,079)		9,798,426

Investments	Number of Warrants	Value ($)
Warrants - 0.0%(h)

Specialty Retail - 0.0%(h)
Ingenio LLC, expiring 3/28/2030*‡(b)(c)(d)	78	76,871
Xcel Brands, Inc., expiring 12/12/2034*‡(b)(c)	7,667	1,840

Total Warrants (Cost –)		78,711

Investments	Shares	Value ($)
Short-Term Investments - 4.5%

Investment Companies - 4.5%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.12% (i) (Cost $35,005,064)	35,005,064	35,005,064

Total Investments - 120.6% (Cost $957,690,319)		943,528,765
Credit Facility^ - (22.7)% (Cost $(177,365,597))		(177,365,597)
Other assets less liabilities - 2.1%		16,418,061
Net Assets - 100.0%		782,581,229

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
^	Total borrowings of $180,650,000, net of unamortized deferred financing costs of $3,284,403.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, sometimes subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are SOFR (a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market) and the prime rate offered by one or more major U.S. banks (“Prime”). SOFR based contracts may include a credit spread adjustment that is charged in addition to the benchmark rate and the stated spread. SOFR and Prime were utilized as benchmark lending rates for the senior loans at September 30, 2025. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end.
(b)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be ''restricted securities'' under the Securities Act. Total value of all such securities at September 30, 2025 amounted to $517,577,005, which represents approximately 66.14% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

			Carrying Value
			Per
Restricted Securities	Acqusition Date	Cost	Share/Principal
1959 Holdings, LLC (Family Dollar), Term Loan - First Lien	07/10/25	6,908,579	$99.00
360 PARTNERS, LLC, Term Loan - First Lien	08/07/25	1,033,654	98.88
841 Prudential MOB LLC, Term Loan - First Lien	10/09/24	9,725,490	100.00
A&A Global Imports LLC	02/15/24	0	-
A&A Global Imports, LLC, First Out Term Loan - First Lien	06/01/21 - 10/19/22	1,031,231	10.38
A&A Global Imports, LLC, Last Out Term Loan - First Lien	06/01/21 - 10/19/22	1,182,279	0.00
A&A Global Imports, LLC, New Revolving Loan - First Lien	02/14/24 - 05/14/25	50,275	100.00
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien	07/06/22 - 04/02/25	3,266,042	93.00
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien	08/01/22	617,753	93.00
Advanced Web Technologies (AWT), 4th Amendment Inc., Term Loan - First Lien	07/02/24	1,547,106	99.48
Advanced Web Technologies (AWT), Delayed Draw Term Loan - First Lien	03/14/24 - 07/02/24	758,609	99.47
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan - First Lien	05/09/23	326,492	99.47
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 - First Lien	02/13/24	475,924	99.47
Advanced Web Technologies (AWT), First Requested Incremental Term Loan - First Lien	10/18/22 - 07/02/24	2,100,011	99.48
Advanced Web Technologies (AWT), Fourth Amendment Delayed Term Loan - First Lien	07/14/24 - 09/08/25	712,786	99.49
Advanced Web Technologies (AWT), Revolving Credit Loan - First Lien	09/25/25	26,283	99.50
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan - First Lien	02/13/24 - 07/02/24	1,563,840	99.47
Advanced Web Technologies (AWT), Term Loan - First Lien	02/05/21 - 07/02/24	868,382	99.48
Advantmed Buyer Inc., Delayed Draw Term Loan - First Lien	03/21/25	1,148,528	100.00
Advantmed Buyer Inc., Initial Term Loan - First Lien	02/14/25	8,051,078	100.00
Air Buyer Inc. (Condata Global), Term Loan - First Lien	07/23/24	3,249,546	97.50
Air Conditioning Specialist, Inc., Closing Date Term Loan - First Lien	11/19/24	4,940,988	99.50
Air Conditioning Specialist, Inc., Delayed Draw Term Loan - First Lien	11/29/24 - 08/22/25	1,713,079	99.50
Air Conditioning Specialist, Inc., Revolving Loan - First Lien	02/27/25	162,232	99.50
Alpine SG, LLC (ASG), February 2023 Term Loan - First Lien	02/03/23	440,133	100.00
Alpine SG, LLC (ASG), Initial Term Loan - First Lien	11/05/21	740,693	100.00
Alpine SG, LLC (ASG), May 2022 Term Loan - First Lien	05/13/22	387,285	100.00
Alpine SG, LLC (ASG), November 2021 Term Loan - First Lien	11/24/21	1,148,915	100.00
AlpineX OpCo, LLC, Delayed Draw Term Loan - First Lien	05/09/23	510,792	100.00
AlpineX OpCo, LLC, Fourth Amendment Incremental Term Loan - First Lien	12/15/23	72,603	100.00
AlpineX OpCo, LLC, Revolving Loan - First Lien	12/27/21 - 07/18/24	111,615	100.00
AlpineX OpCo, LLC, Second Amendment Incremental Revolving Loan - First Lien	09/16/22 - 07/18/24	52,202	100.00
AlpineX OpCo, LLC, Second Amendment Incremental Term Loan - First Lien	09/16/22	829,575	100.00
AlpineX OpCo, LLC, Term Loan - First Lien	12/27/21	788,601	100.00
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan A - First Lien	03/14/22	122,348	95.13
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan B - First Lien	03/14/22	207,243	95.50
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan C - First Lien	11/09/21 - 11/09/23	581,749	95.13
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan - First Lien	02/05/21 - 03/14/22	2,015,182	95.49
Apella Capital, LLC, Delayed Draw Term Loan - First Lien	08/30/24 - 12/27/24	245,974	100.00
Apella Capital, LLC, First Amendment Delayed Draw Term Loan - First Lien	12/27/24 - 06/03/25	291,275	100.00
Apella Capital, LLC, First Amendment Term Loan - First Lien	12/04/24	576,408	100.00
Apella Capital, LLC, Initial Term Loan - First Lien	03/01/24	1,236,161	100.00
Apella Capital, LLC, Revolving Loan - First Lien	09/23/25	135,692	100.00
Apella Capital, LLC, Second Amendment Delayed Draw Term Loan - First Lien	06/03/25 - 06/27/25	985,196	100.00
Apella Capital, LLC, Second Amendment Term Loan - First Lien	03/06/25	976,940	100.00
Apella Capital, LLC, Third Amendment Delayed Draw Loan - First Lien	06/27/25 - 09/09/25	342,892	100.00
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan - First Lien	06/15/22	2,587,789	99.00
AppHub LLC, Delayed Draw Tem Loan - First Lien	10/04/22 - 04/02/24	364,905	99.50

AppHub LLC, June 2024 Delayed Draw Term Loan - First Lien	08/29/24	2,021,489	99.50
AppHub LLC, Revolving Credit Loan - First Lien	09/25/25	101,927	99.50
AppHub LLC, Term Loan - First Lien	09/29/22	2,623,431	99.50
APS Acquisition Holdings, LLC, Delayed Draw Term Loan - First Lien	04/08/25 - 05/01/25	600,052	99.50
APS Acquisition Holdings, LLC, Initial Term Loan - First Lien	07/10/24	6,105,353	99.50
Argano, LLC, 2025 Delayed Draw Term Loan - First Lien	04/03/25	1,386,846	99.50
Argano, LLC, Initial Term Loan - First Lien	09/13/24 - 04/10/25	7,580,028	99.50
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) - First Lien	12/13/24 - 07/21/25	2,879,636	95.75
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien	07/01/22 - 02/14/25	1,268,378	93.00
Bandon Fitness Texas, Inc., Initial Term Loan - First Lien	07/27/22	2,831,302	93.00
Bandon Fitness Texas, Inc., Revolving Loan - First Lien	04/23/25	242,451	93.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan - First Lien	02/13/24	1,203,773	100.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan - First Lien	09/30/22	2,839,019	100.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien	09/30/22	215,604	100.00
Blazing Star Parent, LLC, Closing Date Term Loan - First Lien	08/28/02	7,881,602	98.50
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan - First Lien	05/31/24	894,962	97.75
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan - First Lien	04/19/24	2,046,569	97.75
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan - First Lien	12/21/21 - 02/13/24	4,618,532	98.25
Case Works, LLC, Delayed Draw Term Loan - First Lien	10/01/24 - 12/13/24	747,641	96.00
Case Works, LLC, Revolving Loan - First Lien	12/11/24 - 07/09/25	566,675	96.00
Case Works, LLC, Term Loan - First Lien	10/01/24	4,948,122	96.00
Catawba Nation Gaming Authority, Initial Term B Loan - First Lien	12/16/24 - 07/21/25	6,568,668	102.34
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan - First Lien	08/31/21	299,993	100.00
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien	12/16/22	47,063	100.00
CC Amulet Management, LLC (Children's Choice), Second Amendment Delayed Draw Term Loan - First Lien	08/30/24 - 06/05/25	2,480,057	100.00
CC Amulet Management, LLC (Children's Choice), Term Loan - First Lien	08/31/21 - 08/09/24	3,238,366	100.00
CFC Bidco 2022 Ltd., Initial Term Loan - First Lien	05/30/25 - 06/11/25	5,973,107	95.75
CI (MG) Group, LLC (Mariani Landscape), Delayed Draw Term Loan - First Lien	06/25/25 - 09/18/25	417,918	99.50
CI (MG) Group, LLC (Mariani Landscape), Initial Term Loan - First Lien	03/27/25	6,805,012	99.50
CI (MG) Group, LLC (Mariani Landscape), Revolving Loan - First Lien	03/27/25 - 06/30/25	418,310	99.50
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche A Term Loan - First Lien	06/15/22	879,485	100.00
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche B Term Loan - First Lien	09/30/22	975,476	100.00
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche C Term Loan - First Lien	03/19/24 - 08/04/25	1,977,400	100.00
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Initial Term Loan - First Lien	09/16/21	2,158,058	100.00
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Revolving Credit Loan - First Lien	09/02/25	19,712	94.00
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan - First Lien	11/24/21 - 06/09/22	1,767,883	94.00
Cooper's Hawk Intermediate Holding, LLC, Closing Date Initial Term Loan - First Lien	07/28/25	2,271,313	100.00
Danforth Health, Inc., Delayed Draw Term Loan - First Lien	10/24/24	676,892	99.50
Danforth Health, Inc., First Amendment Incremental Term Loan - First Lien	12/01/22	948,673	99.50
Danforth Health, Inc., Fourth Amendment Incremental Term Loan - First Lien	08/30/24	1,877,299	99.50
Danforth Health, Inc., Initial Term Loan - First Lien	05/13/22	1,208,007	99.50
Danforth Health, Inc., Revolving Credit Loan - First Lien	06/13/25	41,342	99.50
Danforth Health, Inc., Second Amendment Incremental Term Loan - First Lien	05/24/24	7,138,932	99.50
Data Driven Intermediate, LLC, Term Loan - First Lien	05/01/25	2,470,437	99.25
EIKO GLOBAL, LLC, Revolving Credit Loan - First Lien	09/02/25 - 09/09/25	3,513,150	97.75
Elevate HD Parent, Inc., Delayed Draw Term Loan A - First Lien	12/01/23	74,043	100.00

Elevate HD Parent, Inc., Delayed Draw Term Loan B - First Lien	08/09/24 - 09/12/25	585,149	100.00
Elevate HD Parent, Inc., Initial Term Loan - First Lien	08/18/23	3,143,365	100.00
Eliassen Group, LLC, Initial Delayed Draw Term Loan - First Lien	03/31/22 - 09/29/23	170,492	98.75
Eliassen Group, LLC, Initial Term Loan - First Lien	08/03/22	2,358,420	98.75
Endo1 Partners, LLC, Initial Term Loan - First Lien	05/23/25	1,498,484	98.50
Endo1 Partners, LLC, Last Out Term Loan - First Lien	05/23/25	5,603,715	97.87
Endo1 Partners, LLC, Revolving Loan - First Lien	05/23/25	368,015	98.00
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Fifth Amendment Term Loan - First Lien	12/20/24	4,374,683	100.00
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan - First Lien	03/20/23	1,387,323	100.00
Enverus Holdings, Inc. (Drilling Info), Class A Revolving Credit Loan - First Lien	09/18/25	12,348	98.50
Enverus Holdings, Inc. (Drilling Info), Initial Term Loan - First Lien	12/04/23 - 08/21/25	3,900,963	100.25
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan - First Lien	06/27/22 - 09/15/23	4,690,548	88.50
Everlane, Inc., Term Loan - First Lien	10/07/22	3,284,661	100.00
First Steps Recovery Acquisition, LLC (True North Detox), Delayed Draw Term Loan - First Lien	06/06/25 - 07/24/25	738,489	98.50
First Steps Recovery Acquisition, LLC (True North Detox), Initial Term Loan - First Lien	03/29/24	3,037,079	98.50
First Steps Recovery Acquisition, LLC (True North Detox), Revolving Credit Loan - First Lien	07/19/24	352,257	98.50
Gen4 Dental Partners Opco, LLC, Initial Term Loan - First Lien	05/13/24	5,356,218	99.00
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan - First Lien	12/18/23	6,832,234	100.00
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan - First Lien	07/11/24	524,967	99.50
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Term A Loan - First Lien	07/11/24	9,780,462	99.50
HFW Cos., LLC (fka HFW Holdings, LLC), Delayed Draw Term Loan - First Lien	05/01/25	1,308,694	98.88
HFW Cos., LLC (fka HFW Holdings, LLC), Term A Loan - First Lien	05/01/25	6,234,889	98.87
Houseworks Holdings, Fourth Amendment Term Loan - First Lien	05/28/24	2,583,389	99.00
Houseworks Holdings, Revolving Loan - First Lien	09/01/23 - 03/28/25	258,547	99.00
Houseworks Holdings, Third Amendment Delayed Draw Term Loan - First Lien	08/02/24 - 02/28/25	717,890	99.00
Houseworks Holdings, Third Amendment Term Loan - First Lien	09/01/23	1,629,249	99.00
Hydrofarm Holdings Group, Inc., Term Loan - First Lien	12/10/21 - 03/18/22	1,102,615	83.50
iLending LLC, Term Loan A - First Lien	05/16/25	597,902	94.50
iLending LLC, Term Loan B - First Lien	05/16/25	577,492	0.00
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan - First Lien	02/29/24 - 07/15/24	7,934,212	91.00
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan - First Lien	02/29/24 - 07/15/24	2,040,464	91.00
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan - First Lien	02/29/24 - 07/15/24	326,749	91.00
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan - First Lien	10/22/21 - 05/06/22	1,852,152	100.00
Ingenio LLC, expiring 3/28/2030	03/28/25	0	980.00
Ingenio LLC, First Amendment Term Loan - First Lien	04/28/22	4,137,510	95.00
Ingenio LLC, Term Loan - First Lien	08/03/21	1,337,243	95.00
IPM MSO Management, LLC, Closing Date Term Loan - First Lien	12/10/21	765,539	95.50
IPM MSO Management, LLC, Delayed Draw Term Loan - First Lien	06/15/22	92,795	95.50
IPM MSO Management, LLC, Second Amendment Term Loan - First Lien	05/10/22	211,983	95.50
Irving Parent, Corp. (Quisitive), Initial Term Loan - First Lien	03/11/25	10,127,930	98.50
Karman Holdings Inc., Initial Term Loan - First Lien	09/09/25	1,415,305	100.62
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan - First Lien	05/17/22 - 09/27/24	6,954,356	100.00
LaserAway Intermediate Holdings II, LLC, Initial Term Loan - First Lien	07/27/22 - 09/11/23	4,032,101	100.00
Lash OpCo, LLC, Initial Term Loan - First Lien	02/05/21	2,055,301	92.87
LBH Services, LLC, Delayed Draw Term Loan - First Lien	03/28/22	309,780	76.99
LBH Services, LLC, Revolving Loan - First Lien	03/28/22 - 02/17/23	773,008	77.00
LBH Services, LLC, Term Loan - First Lien	03/28/22	1,486,080	76.99
Lids Holdings, Inc., Initial Term Loan - First Lien	07/12/23 - 05/01/25	518,694	99.50
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien	02/13/24	569,440	100.00
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan - First Lien	12/10/21	1,685,422	100.00
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien	01/23/23 - 12/27/24	434,969	100.00
LMSI Buyer, LLC, Initial Term Loan - First Lien	12/10/21 - 11/09/23	2,111,840	93.00

LMSI Buyer, LLC, Revolving Credit Loan - First Lien	10/25/21 - 10/01/24	387,418	93.00
MAG DS Corp., Initial Term Loan - First Lien	02/05/21 - 05/11/23	1,905,927	99.97
Mammoth Holdings, LLC, Delayed Draw Term Loan - First Lien	11/14/23	893,402	96.50
Mammoth Holdings, LLC, Initial Revolving Credit Loan - First Lien	11/14/23 - 06/30/25	160,483	96.50
Mammoth Holdings, LLC, Initial Term Loan - First Lien	11/14/23	3,523,796	96.50
Marlin DTC - LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan - First Lien	04/08/21	1,445,477	93.00
McHale Landscape Design, Inc., Closing Date Term Loan - First Lien	07/16/25	2,493,450	98.88
Medrina, LLC, Initial Term Loan - First Lien	10/20/23	5,345,723	100.00
Medrina, LLC, Primary Delayed Draw Term Loan - First Lien	01/22/25	954,033	100.00
Mission Critical Group, LLC, Term Loan - First Lien	06/18/25	2,224,077	99.00
Monarch Behavioral Therapy, LLC, Closing Date Term Loan - First Lien	06/06/24	9,429,031	99.50
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan - First Lien	09/13/24 - 06/17/25	1,461,846	99.50
Monarch Behavioral Therapy, LLC, Revolving Loan - First Lien	12/30/24 - 09/10/25	755,631	99.50
Nephron Pharmaceuticals, LLC, FO Term Loan - First Lien	01/31/25	1,486,423	100.00
Nephron Pharmaceuticals, LLC, LO Term Loan - First Lien	01/31/25	5,030,744	100.00
Newcleus, LLC, Initial Term Loan - First Lien	08/02/21 - 08/04/21	1,202,657	95.00
Oak Point Partners, LLC, Term Loan - First Lien	12/10/21	1,967,747	100.00
Owl Vans, LLC, Revolving Loan - First Lien	09/26/25	284,205	98.68
Owl Vans, LLC, Term Loan - First Lien	12/31/24	3,013,717	98.68
Penney Holdings LLC (Catalyst Brands), Term Loan - First Lien	09/26/25	5,850,345	97.50
Point Quest Acquisition, LLC, Delayed Draw Term Loan - First Lien	09/03/24	1,111,312	100.00
Point Quest Acquisition, LLC, Initial Term Loan - First Lien	08/12/22 - 05/09/24	7,385,082	100.00
Point Quest Acquisition, LLC, Revolving Credit Loan - First Lien	08/12/22 - 09/17/25	806,785	100.00
Point Quest Acquisition, LLC, Sixth Amendment Delayed Draw Term Loan - First Lien	11/26/24 - 08/28/25	2,268,388	100.00
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 3 Incremental Term Loan - First Lien	05/14/21	1,922,827	100.00
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Delayed Draw Term Loan - First Lien	05/31/22	758,886	100.00
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Term Loan - First Lien	11/15/21	1,127,057	100.00
Prescott's Inc. (AKA Greenjacket), Term Loan - First Lien	12/30/24	3,992,543	99.25
PRGX Global, Inc., Initial Term Loan - First Lien	02/20/25	3,113,173	98.75
Project Cloud Holdings, LLC (AgroFresh Inc.), 2024-1 Incremental Term Loan (USD) - First Lien	03/27/24 - 03/27/24	2,843,163	99.75
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan - First Lien	02/13/24	5,010,596	99.75
Project Cloud Holdings, LLC (AgroFresh Inc.), Replacement Revolver - First Lien	03/27/24 - 03/10/25	587,595	99.75
Quorum Health Resources (QHR), 2023 Incremental Term Loan - First Lien	06/30/23	1,936,704	99.75
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan - First Lien	02/13/24	1,949,286	99.75
Quorum Health Resources (QHR), Term Loan - First Lien	05/28/21	1,028,141	99.75
R.L. James, Inc. (HH Restore Acquisition), Closing Date Term Loan - First Lien	12/15/23	929,791	99.75
R.L. James, Inc. (HH Restore Acquisition), Delayed Draw Term Loan - First Lien	12/15/23 - 08/07/25	879,769	99.75
R.L. James, Inc. (HH Restore Acquisition), First Amendment Incremental Term Loan - First Lien	08/07/25	306,761	99.75
Rachel Zoe, Inc., Second Amendment Effective Date Tranche A Loan - First Lien	07/23/24	347,341	100.00
Rachel Zoe, Inc., Third Amendment Effective Date Tranche A - First Lien	08/04/25	926,656	100.00
Rachel Zoe, Inc., Tranche A Loan - First Lien	10/11/23	1,072,168	100.00
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Initial Term Loan - First Lien	01/08/24	2,745,467	100.00
R-Pac International Corp. (Project Radio), 2024 Incremental Term Loan - First Lien	10/11/24	2,350,510	99.75
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien	10/28/24 - 07/29/25	456,255	99.75
R-Pac International Corp. (Project Radio), Initial Term Loan - First Lien	11/23/21	4,781,381	99.75
Sagebrush Buyer, LLC (Province), Initial Term Loan - First Lien	07/01/24	9,278,925	100.00
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan - First Lien	11/18/22	3,192,787	100.00
Schola Group Acquisition, Inc. (Lathan McKee), Closing Date Term Loan - First Lien	04/09/25	3,187,423	98.88
Schola Group Acquisition, Inc. (Lathan McKee), Delayed Draw Term Loan - First Lien	08/01/25	461,390	98.88
SHO Holding I Corp., Tranche A Term Loan - First Lien	04/05/24 - 04/05/24	535,872	100.00
Solugenix Corp.	12/16/24	7,960,000	1.00
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan - First Lien	08/20/24 - 08/14/25	421,903	98.00
SR Landscaping, LLC, Closing Date Term Loan - First Lien	10/30/23	2,632,103	98.00
SR Landscaping, LLC, Delayed Draw Term Loan - First Lien	10/30/23	880,928	98.00
SR Landscaping, LLC, Revolving Loan - First Lien	10/30/23 - 08/20/25	439,772	98.00

Strategy Corps., LLC, Revolving Credit Loan - First Lien	03/14/25 - 07/15/25	211,202	98.00
Strategy Corps., LLC, Term Loan - First Lien	06/28/24	6,424,309	98.00
Streetmasters Intermediate, Inc., Revolving Loan - First Lien	04/17/25 - 07/28/25	110,652	98.75
Streetmasters Intermediate, Inc., Term Loan - First Lien	04/17/25	5,047,826	98.75
SuperHero Fire Protection, LLC, Eleventh Amendment Incremental Term Loan - First Lien	07/31/25	10,173,239	100.00
SuperHero Fire Protection, LLC, Revolving Loan - First Lien	09/26/25	40,054	100.00
Syner-G Intermediate Holdings, LLC, Term Loan - First Lien	09/17/24	8,521,864	93.00
Technology Partners, LLC (Imagine Software), Initial Term Loan - First Lien	11/16/21	2,236,074	100.00
The Mutual Group, LLC, Term Loan - First Lien	01/31/24	4,754,433	100.00
Thornton Carpet, LLC, Closing Date Term Loan - First Lien	05/15/25	2,246,382	98.87
TR Apparel, LLC, Term Loan - First Lien	08/09/23 - 04/23/25	6,624,545	100.00
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Closing Date Term Loan - First Lien	07/12/24	4,877,586	99.00
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Delayed Draw Term Loan - First Lien	07/17/25 - 09/02/25	1,914,993	99.00
Tricor, LLC, Amendment No. 4 Delayed Draw Term Loan - First Lien	01/02/25 - 04/04/25	5,320,763	100.00
Tricor, LLC, Amendment No.3 Incremental Term Loan - First Lien	07/05/24	1,789,588	100.00
Tricor, LLC, Delayed Draw Term Loan - First Lien	02/13/24	711,875	100.00
Tricor, LLC, Term Loan - First Lien	10/22/21	1,887,663	100.00
Triple Crown Consulting, LLC, Term A Loan - First Lien	06/02/23	1,075,395	97.25
TriStrux, LLC, Delayed Draw Term Loan - First Lien	02/13/24	320,840	62.00
TriStrux, LLC, Initial Term Loan - First Lien	12/23/21	896,398	62.00
TriStrux, LLC, Revolving Loan - First Lien	12/23/21	321,546	61.99
Unified Patents, LLC, Term A Loan - First Lien	12/23/24	8,627,003	99.00
Violet Utility Buyer, LLC (Vannguard), Initial Term Loan - First Lien	07/24/25	3,943,903	98.88
Visante Acquisition, LLC, Initial Term Loan - First Lien	01/31/24	4,858,474	100.00
Waste Resource Management, Inc., Delayed Draw Term Loan - First Lien	12/28/23 - 05/19/25	1,536,100	100.00
Waste Resource Management, Inc., Term Loan - First Lien	12/28/23	4,110,307	100.00
Xcel Brands, Inc., expiring 12/12/2034	03/25/25	0	0.24
Xcel Brands, Inc., Intial Term Loan A - First Lien	12/17/24 - 01/28/25	1,145,558	100.00
XPT Partners, LLC, 2024 Delayed Draw Term Loan - First Lien	12/10/24	210,836	98.50
XPT Partners, LLC, 2024 Revolving Loan - First Lien	12/10/24 - 08/15/25	111,701	98.50
XPT Partners, LLC, Term Loan - First Lien	12/10/24	4,191,379	98.50
		$522,933,115

(c)	Security fair valued as of September 30, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at September 30, 2025 amounted to $486,855,744, which represents approximately 62.21% of net assets of the Fund.
(d)	The Ally Credit Facility is secured by a lien on all or a portion of the security.
(e)	The JPM Credit Facility is secured by a lien on all or a portion of the security.
(f)	All or a portion of this position has not yet settled as of September 30, 2025. The Fund will not accrue interest on its Senior Loans until the settlement date at which point Prime or SOFR will be established.
(g)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at September 30, 2025 amounted to $13,829,096, which represents approximately 1.77% of net assets of the Fund.
(h)	Represents less than 0.05% of net assets.
(i)	Represents 7-day effective yield as of September 30, 2025.

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Abbreviations
PIK	Pay in Kind
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Advertising	1.8%
Aerospace & Defense	1.2
Agricultural & Farm Machinery	0.1
Air Freight & Logistics	1.0
Apparel Retail	0.2
Apparel, Accessories & Luxury Goods	2.4
Application Software	5.1
Asset Management & Custody Banks	1.0
Auto Parts & Equipment	1.2
Banks	0.4
Biotechnology	0.6
Broadcasting	0.3
Building Products	0.3
Casinos & Gaming	2.1
Commodity Chemicals	0.4
Communications Equipment	0.6
Construction & Engineering	1.2
Construction Materials	0.3
Containers & Packaging	0.6
Data Processing & Outsourced Services	0.5
Distributors	0.4
Diversified Chemicals	1.1
Diversified Support Services	0.7
Drug Retail	1.0
Education Services	1.9
Electric Utilities	0.3
Electrical Components & Equipment	0.4
Electronic Equipment & Instruments	0.3
Electronic Manufacturing Services	1.7
Entertainment	0.2
Environmental & Facilities Services	2.8
Financial Exchanges & Data	0.8
Footwear	0.1
General Merchandise Stores	0.9
Health Care Distributors	0.5
Health Care Facilities	1.5
Health Care Services	15.3
Health Care Supplies	0.5
Health Care Technology	2.4
Heavy Electrical Equipment	1.6
Highways & Railtracks	0.1
Home Furnishings	0.7
Home Improvement Retail	1.0
Homebuilding	0.4
Hotels, Resorts & Cruise Lines	0.9
Hotels, Restaurants & Leisure	0.1
Household Products	0.2
Human Resource & Employment Services	1.7
Industrial Machinery	1.5
Insurance Brokers	4.5
Integrated Telecommunication Services	1.3
Interactive Media & Services	0.7
Internet & Direct Marketing Retail	2.2
Internet Services & Infrastructure	0.8
Investment Banking & Brokerage	0.4

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
IT Consulting & Other Services	5.8%
IT Services	1.0
Leisure Facilities	1.1
Life Sciences Tools & Services	0.4
Managed Health Care	0.3
Media	0.2
Metal & Glass Containers	0.9
Multi-Sector Holdings	0.4
Office Services & Supplies	0.8
Other Diversified Financial Services	0.5
Packaged Foods & Meats	1.1
Paper Packaging	1.3
Paper Products	1.0
Passenger Airlines	0.4
Pharmaceuticals	2.4
Railroads	0.6
Real Estate Development	1.3
Real Estate Management & Development	0.0	*
Real Estate Services	1.3
Research & Consulting Services	6.8
Restaurants	0.4
Security & Alarm Services	2.2
Software	0.1
Specialized Consumer Services	2.9
Specialized Finance	2.1
Specialty Chemicals	1.1
Specialty Retail	0.0	*
Specialty Stores	0.4
Systems Software	1.7
Technology Distributors	0.6
Technology Hardware, Storage & Peripherals	0.5
Textiles	0.5
Trading Companies & Distributors	0.9
Transportation Infrastructure	0.0	*
Trucking	2.2
Water Utilities	0.7
Short-Term Investments	4.5
Total Investments	120.6%

*Less than 0.05%

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Notes to Consolidated Schedule of Investments (unaudited)

Note 1 — Organization

First Eagle Credit Opportunities Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") that continuously offers its shares of beneficial interest (the "Common Shares"), and is operated as an "interval fund." The Fund was organized as a Delaware statutory trust on July 8, 2020, pursuant to a Declaration of Trust governed by the laws of the State of Delaware, as amended and restated by the Amended and Restated Declaration of Trust, dated as of September 4, 2020.

The Fund's primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of a variety of credit asset classes. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes), in a credit portfolio of below investment grade credit assets. The Fund historically has focused its investments on credit assets with direct exposure to the corporate borrowers, including syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally do not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds (commonly referred to as “junk” bonds). The Fund is broadening its investment program to include additional types of asset-based loans (i.e., beyond those emphasized to date), such as consumer and mortgage-related credit, as well as structured credit investments, including asset-backed securities (ABS), mortgage-backed securities (MBS), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). In addition, while the Fund will continue to invest in “senior secured” assets, it will no longer be subject to a commitment to invest primarily in such assets.

These investment strategy changes are intended to broaden the Fund’s investment focus, allowing for greater diversification across credit asset types while seeking to capitalize on credit inefficiencies across both corporate and consumer markets. These changes also have the potential to support more stable income distributions and improved risk-adjusted investment returns.

The Fund currently offers three classes of Common Shares: Class A Shares, Class A-2 Shares and Class I Shares. The Fund has been granted exemptive relief (the "Exemptive Relief") from the Securities and Exchange Commission (the "SEC") that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the "Adviser") is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain co-investors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P., a Delaware limited partnership.

On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held by funds indirectly controlled by Blackstone and Corsair and certain related co-investors in a transaction announced by First Eagle on March 3, 2025. Genstar Capital is a private equity firm focused on investments in targeted segments of the financial services, healthcare, industrials, and software industries.

First Eagle Alternative Credit, LLC (the "Subadviser"), in its capacity as the alternative credit group of the Adviser, serves as the Fund's investment subadviser. The Subadviser is an investment adviser for both direct lending and broadly syndicated investments, through public and private vehicles, collateralized loan obligations, separately managed accounts and commingled funds. The Subadviser was formed in 2009 under the name THL Credit Advisors LLC. In January 2020, the Subadviser was acquired by the Adviser and is a wholly-owned subsidiary of the Adviser.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the "FASB") Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a) Investments in Subsidiaries — The First Eagle Credit Opportunities Fund SPV, LLC (the "SPV"), established on January 11, 2021, and the First Eagle Credit Opportunities Fund BSL SPV I, LLC (the "BSL SPV"), established on December 13, 2024, are wholly-owned Delaware limited liability companies, which function as the Fund's special purpose, bankruptcy-remote, financing subsidiaries. The consolidated financial statements include the accounts of the Fund and the subsidiaries. All intercompany transactions and balances have been eliminated. As of September 30, 2025, the SPV has $348,580,771 in net assets, representing 44.54% of the Fund's net assets and the BSL SPV has $89,468,228 in net assets, representing 11.43% of the Fund's net assets. The assets and credit of the SPV and the BSL SPV are not available to satisfy the obligations of the Fund.

b) Investment Valuation — The Fund's net asset value ("NAV") per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading.

The Fund's securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

Senior Loans refers to Loans and Assignments, Bank Loans, Direct Lending and Middle Market "Club" Loans. Senior Loans are primarily valued by using a composite loan price at the mean of the bid and ask prices from an approved pricing service. Initial purchases of investments, including Direct Loans, may be fair valued at their cost which approximates market value and are monitored by the Adviser and the Subadviser (individually or collectively referred to as "First Eagle Management") for any significant positive or negative events subsequent to the date of the original investment that necessitates a change to another valuation method, such as the market or income approach. Subsequent to the initial purchase, Direct Loans may be valued utilizing the income approach, market approach or liquidation. The income approach values an investment by estimating the present value of future economic benefits it is expected to produce. These benefits include earnings, cash flows and disposition proceeds. Expected current value is determined by discounting expected cash flows at a rate of return (discount rate or cost of capital) that reflects the risk associated with realizing the cash flows in the amounts and times projected. Enterprise value, a market approach, values an investment by determining the value of a company and allocating the value to the debt. Enterprise value uses a multiple analysis, whereby appropriate multiples are applied to the portfolio company's revenues or net income before net interest expense, income tax expense, depreciation and amortization. The liquidation approach values an investment by analyzing the underlying collateral of the loan, as set forth in the associated loan agreements and borrowing base certificates. Liquidation valuations may be determined using a net orderly liquidation value, a forced liquidation value, or other methodology. Such liquidation values may be further reduced by certain reserves that may reduce the value of the collateral available to support the outstanding debt in a wind down scenario.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available, are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. First Eagle Management's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models, and assumptions for its evaluated prices.

Non-exchange traded equity securities may be valued at prices supplied by the Fund's pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities. If broker quotes are unavailable, then the equity will be fair valued as described below.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The two primary significant unobservable inputs used in the fair value measurement of the Fund's debt investments, excluding asset-backed loans, and certain equity investments valued using an income approach, is the weighted average cost of capital, or WACC, and the comparative yield. Significant increases (decreases) in the WACC or in the comparative yield in isolation would result in a significantly lower (higher) fair value measurement. In determining the WACC, for the income, or yield approach, the Fund considers current market yields and multiples, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate WACC to use in the income approach. In determining the comparative yield, for the income, or yield approach, the Fund considers current market yields and multiples, weighted average cost of capital, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis.

The primary significant unobservable inputs used in the fair value measurement of the Fund's investments in asset-backed loans is the net realized value of the underlying collateral of the loan. The Fund considers information provided by the borrower in its compliance certificates and information from third party appraisals, among other factors, in its analysis. Significant increases (decreases) in net realizable value of the underlying collateral would result in a significantly higher (lower) fair value measurement.

The primary significant unobservable input used in the fair value measurement of the Fund's equity investments and other debt investments using a market approach is the EBITDA multiple adjusted by management for differences between the investment and referenced comparables, or the multiple. Significant increases (decreases) in the multiple in isolation would result in a significantly higher (lower) fair value measurement. To determine the multiple for the market approach, the Fund considers current market trading and/or transaction multiples, portfolio company performance (financial ratios) relative to public and private peer companies and leverage levels, among other factors. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate multiple to use in the market. The primary significant unobservable input used in the fair value measurement of the Fund's investments in warrants are volatility and time horizon.

Fair valuation of securities, other financial instruments or other assets (collectively, "securities") held by the Fund are determined in good faith by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees (the "Board"). The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund's investments under the fair value hierarchy levels as of September 30, 2025:

First Eagle Credit Opportunities Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets
Common Stocks†	$–	$–	$9,798,426	$9,798,426
Corporate Bonds†	–	13,829,096	–	13,829,096
Senior Loans
Advertising	–	11,960,171	2,469,241	14,429,412
Aerospace & Defense	–	7,931,512	1,430,939	9,362,451
Agricultural & Farm Machinery	–	–	934,266	934,266
Air Freight & Logistics	–	4,980,613	3,204,263	8,184,876
Apparel Retail	–	–	1,689,119	1,689,119

Description	Level 1	Level 2	Level 3‡	Total
Apparel, Accessories & Luxury Goods	$–	$3,895,000	$14,896,005	$18,791,005
Application Software	–	25,345,211	14,898,914	40,244,125
Asset Management & Custody Banks	–	–	7,855,835	7,855,835
Auto Parts & Equipment	–	3,646,081	5,765,561	9,411,642
Biotechnology	–	4,876,788	–	4,876,788
Broadcasting	–	2,680,046	–	2,680,046
Building Products	–	2,007,750	–	2,007,750
Casinos & Gaming	–	16,662,376	–	16,662,376
Commodity Chemicals	–	2,969,480	158,572	3,128,052
Communications Equipment	–	4,767,747	–	4,767,747
Construction & Engineering	–	–	9,534,469	9,534,469
Construction Materials	–	2,789,558	–	2,789,558
Data Processing & Outsourced Services	–	–	3,643,112	3,643,112
Distributors	–	2,992,402	–	2,992,402
Diversified Chemicals	–	–	8,558,667	8,558,667
Diversified Support Services	–	–	5,154,421	5,154,421
Drug Retail	–	–	7,880,000	7,880,000
Education Services	–	2,966,051	11,660,848	14,626,899
Electric Utilities	–	–	2,223,465	2,223,465
Electrical Components & Equipment	–	–	3,503,359	3,503,359
Electronic Equipment & Instruments	–	2,744,064	–	2,744,064
Electronic Manufacturing Services	–	8,158,465	4,892,751	13,051,216
Environmental & Facilities Services	–	2,872,848	18,850,144	21,722,992
Financial Exchanges & Data	–	5,969,403	–	5,969,403
Footwear	–	–	537,514	537,514
General Merchandise Stores	–	–	6,906,977	6,906,977
Health Care Distributors	–	–	4,002,000	4,002,000
Health Care Facilities	–	5,003,268	6,622,490	11,625,758
Health Care Services	–	25,711,655	93,633,512	119,345,167
Health Care Supplies	–	3,908,294	–	3,908,294
Health Care Technology	–	–	19,073,323	19,073,323
Heavy Electrical Equipment	–	6,120,663	6,753,214	12,873,877
Highways & Railtracks	–	1,005,000	–	1,005,000
Home Furnishings	–	2,992,693	2,245,186	5,237,879
Home Improvement Retail	–	–	7,907,647	7,907,647
Homebuilding	–	2,997,495	–	2,997,495
Hotels, Resorts & Cruise Lines	–	6,936,949	–	6,936,949
Household Products	–	–	1,914,792	1,914,792
Human Resource & Employment Services	–	–	13,003,738	13,003,738
Industrial Machinery	–	12,012,688	–	12,012,688
Insurance Brokers	–	11,010,897	24,027,602	35,038,499
Integrated Telecommunication Services	–	9,977,175	–	9,977,175
Interactive Media & Services	–	–	5,220,253	5,220,253
Internet & Direct Marketing Retail	–	6,668,870	10,278,716	16,947,586
Internet Services & Infrastructure	–	4,127,950	2,252,100	6,380,050
Investment Banking & Brokerage	–	2,980,745	–	2,980,745
IT Consulting & Other Services	–	9,072,017	36,216,949	45,288,966
Leisure Facilities	–	–	8,118,640	8,118,640
Life Sciences Tools & Services	–	2,988,579	–	2,988,579
Managed Health Care	–	227,869	1,988,339	2,216,208
Metal & Glass Containers	–	6,946,517	–	6,946,517

Description	Level 1	Level 2	Level 3‡	Total
Multi-Sector Holdings	$–	$2,815,050	$–	$2,815,050
Office Services & Supplies	–	6,368,553	–	6,368,553
Other Diversified Financial Services	–	4,316,820	–	4,316,820
Packaged Foods & Meats	–	8,809,638	–	8,809,638
Paper Packaging	–	2,164,182	8,385,113	10,549,295
Paper Products	–	–	7,633,900	7,633,900
Pharmaceuticals	–	2,096,141	16,445,984	18,542,125
Railroads	–	4,904,198	–	4,904,198
Real Estate Development	–	–	9,837,837	9,837,837
Real Estate Services	–	7,777,790	2,727,156	10,504,946
Research & Consulting Services	–	9,769,322	43,087,488	52,856,810
Restaurants	–	924,546	2,305,263	3,229,809
Security & Alarm Services	–	6,518,298	10,373,673	16,891,971
Specialized Consumer Services	–	4,997,933	17,905,870	22,903,803
Specialized Finance	–	13,364,271	2,990,907	16,355,178
Specialty Chemicals	–	8,541,227	–	8,541,227
Specialty Stores	–	2,987,201	–	2,987,201
Systems Software	–	11,909,865	1,086,585	12,996,450
Technology Distributors	–	4,932,226	–	4,932,226
Technology Hardware, Storage & Peripherals	–	3,823,695	–	3,823,695
Textiles	–	4,108,187	–	4,108,187
Trading Companies & Distributors	–	6,918,096	–	6,918,096
Trucking	–	13,853,537	3,625,313	17,478,850
Water Utilities	–	–	5,699,770	5,699,770
Total Senior Loans	–	372,805,666	512,011,802	884,817,468
Warrants†	–	–	78,711	78,711
Short-Term Investments
Investment Companies	35,005,064	–	–	35,005,064
Total	$35,005,064	$386,634,762	$521,888,939	$943,528,765
Liabilities
Unfunded Commitments*	–	7,362	(32,198)	(24,836)
Total	$35,005,064	$386,642,124	$521,856,741	$943,503,929

‡	Value determined using significant unobservable inputs.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Unfunded commitments are presented at net unrealized appreciation (depreciation).

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants	Senior Loans	Unfunded Commitments*	Total
Beginning Balance —market value	$10,205,059	$31,770	$491,606,932	$(450,685)	$501,393,076
Purchases(1)	—	(48,414)	260,242,375	—	260,193,961
Sales (2)	(625,000)	—	(229,524,793)	—	(230,149,793)
Transfer In — Level 3	—	—	11,540,024	—	11,540,024
Transfer Out — Level 3	—	—	(20,667,328)	—	(20,667,328)
Accrued discounts/ (premiums)	—	—	955,801	—	955,801
Realized Gains (Losses)	625,000	—	(4,507,201)	—	(3,882,201)
Change in Unrealized Appreciation (Depreciation)	(406,633)	95,355	2,365,992	418,487	2,473,201
Ending Balance — market value	$9,798,426	$78,711	$512,011,802	$(32,198)	$521,856,741
Change in unrealized gains or (losses) relating to assets still held at reporting date	$93,367	$95,355	$(3,773,045)	$403,790	$(3,180,533)

The table above is disclosing activities at the lot level.

(1)  Purchases include all purchases of securities, securities received in corporate actions, and funding activities.

(2)  Sales include all sales of securities, maturities, paydowns, securities tendered in corporate actions, funding activities, and reduction in commitment for unfunded commitments.

*  Unfunded commitments are presented at net unrealized appreciation (depreciation).

Investments were transferred into Level 3 during the period ended September 30, 2025 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended September 30, 2025 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

The following is a summary of the Fund's valuation techniques and significant amounts of unobservable inputs used in the Fund's Level 3 securities as of September 30, 2025:

Disclosure on the Unobservable Inputs for First Eagle Credit Opportunities Fund as of September 30, 2025.

Investment Type	Fair Value as of September 30, 2025	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs (a)
Common Stock	$1,798,412	Broker Quotes	N/A	N/A	N/A
	8,000,000	Discounted Cash Flow (Income Approach)	Comparable Yield	14.97% - 14.97% (14.97%)	Decrease
	14	Market Comparable Companies	EBITDA Multiple	4.32x - 8.37x (8.26x)	Increase
Common Stock total	9,798,426
Warrant	76,871	Market Comparable Companies	EBITDA Multiple	10.10x - 10.10x (10.10x)	Increase
	1,840	Option Pricing Model	Volatility/Time Horizon	40%/5yr(40%/5yr)	Increase
Warrant total	78,711
Senior Loan	34,185,339	Broker Quotes	N/A	N/A	N/A
	416,591,210	Discounted Cash Flow (Income Approach)	Comparable Yield	7.74% - 24.50% (10.18%)	Decrease
	61,069,560	Liquidation	Collateral Value	21.4 - 11,651.6 (1,789.3)*	Increase
	957,676	Market Comparable Companies	Revenue Multiple	0.60x - 0.60x (2.81x)	Increase
	158,571	Market Comparable Companies	EBITDA Multiple	4.32x - 4.32x (2.81x)	Increase
Senior Loan total	512,962,356
Total Investments	522,839,493
Unfunded Commitment	2,613	Broker Quotes	N/A	N/A	N/A
	(29,891)	Discounted Cash Flow (Income Approach)	Comparable Yield	7.74% - 19.51% (9.40%)	Decrease
	(2,758)	Liquidation	Collateral Value	21.4 - 54.2 (27.8)*	Increase
	(11,972)	Market Comparable Companies	Revenue Multiple	0.60x - 0.60x (3.39x)	Increase
	(870)	Market Comparable Companies	EBITDA Multiple	8.51x - 8.51x (3.39x)	Increase
Unfunded Commitment total	$(42,878)

Notes:

*Collateral values are presented in $ millions.

*Fair Value for unfunded commitments is unrealized appreciation/depreciation.

(a) This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs.

   - A decrease to the unobservable input would have the opposite effect.

   - Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

Note 3 — Securities and Other Investments

The Fund's portfolio primarily consists of some combination of the following types of investments:

Syndicated Loans — Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank's, or lead arranger's, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments. When all or a portion of a loan held by the Fund has not yet settled, the Fund does not accrue interest on such a loan until the settlement date at which point SOFR or Prime will be established.

Middle Market "Club" Loans — Middle market "club" loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market "club" loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a "club" of unaffiliated lenders. Middle market "club" loans held by the Fund will consist of first lien senior secured loans.

Direct Lending — The Fund may invest in sponsor-backed, first lien senior secured directly originated loans (including "unitranche" loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle-market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans — Asset-based loans are loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) whereby the underlying loan will be underwritten by the value of the collateral. These loans are highly structured and typically include frequent monitoring including, but not limited to, financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High Yield Bonds — The Fund may invest in high-yield bonds, which are securities rated below "Baa3" by Moody's, or below "BBB-" by S&P and/or lower than "BBB-" by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, commonly referred to as "junk bonds." Such securities are predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of S&P represent its opinion as to the credit quality of the securities it undertakes to rate. It should be emphasized, however that, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on credit analysis to identify investment opportunities.

Derivative Transactions — Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions (as defined below). Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by a "derivatives risk manager," who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception"). As of the date hereof, the Fund relies on the Limited Derivatives User Exception.

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced ("TBA") commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Note 4 — Unfunded Commitment/Delayed Draw Loan Commitment

As of September 30, 2025, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

Loan	Principal Amount	Value	Net Unrealized Appreciation (Depreciation)
360 PARTNERS, LLC, Delayed Draw Term Loan - First Lien	$898,285	$888,179	$(6,739)
360 PARTNERS, LLC, Revolver - First Lien	507,157	501,452	(2)
841 Prudential MOB LLC, Delayed Draw Term Loan - First Lien	513,513	513,514	2,568
Advanced Web Technologies (AWT), Fourth Amendment Delayed Term Loan - First Lien	1,859,108	1,849,812	23,108
Advanced Web Technologies (AWT), Revolving Credit Loan - First Lien	437,001	434,816	1,018
Advantmed Buyer Inc., Revolving Loan - First Lien	1,545,373	1,545,373	20,283
Air Buyer Inc. (Condata Global), Revolving Credit Loan - First Lien	331,126	322,848	(3,907)
Air Conditioning Specialist, Inc., Revolving Loan - First Lien	452,242	449,981	4,523
Alpine SG, LLC (ASG), Revolving Credit Loan - First Lien	105,232	105,232	1,144
AlpineX OpCo, LLC, Revolving Loan - First Lien	39,570	39,570	634
AlpineX OpCo, LLC, Second Amendment Incremental Revolving Loan - First Lien	18,571	18,571	353
Apella Capital, LLC, Revolving Loan - First Lien	136,530	136,530	-
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan - First Lien	304,348	301,304	416
APS Acquisition Holdings, LLC, Delayed Draw Term Loan - First Lien	2,076,116	2,065,735	-
APS Acquisition Holdings, LLC, Revolving Loan - First Lien	1,339,430	1,332,732	8,371
Argano, LLC, 2025 Delayed Draw Term Loan - First Lien	632,593	629,430	3,163
Argano, LLC, Revolving Credit Loan - First Lien	231,884	230,725	3,479
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien	47,777	44,433	-
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien	445,118	445,118	3,574
Beacon Mobility Corp., Delayed Draw Term Loan - First Lien	240,671	241,800	2,445
Boston Clinical Trials LLC (Alcanza Clinical Research), Revolving Credit Loan - First Lien	187,500	184,219	(3,281)
Case Works, LLC, Revolving Loan - First Lien	30,172	28,966	(888)
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien	283	283	3
CC Amulet Management, LLC (Children's Choice), Second Amendment Delayed Draw Term Loan - First Lien	1,898,076	1,898,076	9,490
CI (MG) Group, LLC (Mariani Landscape), Delayed Draw Term Loan - First Lien	2,823,096	2,808,980	7,057
CI (MG) Group, LLC (Mariani Landscape), Revolving Loan - First Lien	309,582	308,034	-
Citrin Cooperman Advisors LLC, Delayed Term Loan - First Lien	242,424	241,705	(643)
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Delayed Draw Term B Loan - First Lien	16,667	16,660	49
Cohnreznick Advisory LLC (Currahee Borrower Sub), Delayed Draw Term Loan - First Lien	996,146	999,264	3,165
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Revolving Credit Loan - First Lien	365,854	365,854	3,932
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Revolving Credit Loan - First Lien	30,000	28,200	(1,361)
Cooper's Hawk Intermediate Holding, LLC, Delayed Draw Term Loan - First Lien	473,684	473,684	3,552
Cooper's Hawk Intermediate Holding, LLC, Revolving Loan - First Lien	221,053	219,240	1,503
Danforth Health, Inc., Revolving Credit Loan - First Lien	166,667	165,833	(239)
Data Driven Intermediate, LLC, Revolving Loan - First Lien	907,300	900,495	-
EIKO GLOBAL, LLC, Revolving Credit Loan - First Lien	2,130,287	2,082,355	(5,326)
Elevate HD Parent, Inc., Delayed Draw Term Loan B - First Lien	1,144,000	1,144,000	6,137
Elevate HD Parent, Inc., Revolving Loan - First Lien	650,000	650,000	8,138
Endo1 Partners, LLC, Revolving Loan - First Lien	386,654	378,920	-
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Revolving Loan - First Lien	602,228	602,228	-
Enverus Holdings, Inc. (Drilling Info), Class A Revolving Credit Loan - First Lien	280,334	276,129	(2,919)
Enverus Holdings, Inc. (Drilling Info), Delayed Draw Term Loan - First Lien	50,988	51,115	477
First Steps Recovery Acquisition, LLC (True North Detox), Revolving Credit Loan - First Lien	386,486	380,689	-
Gen4 Dental Partners Opco, LLC, Closing Date Delayed Draw Term Loan - First Lien	1,466,667	1,452,000	(376)
Gen4 Dental Partners Opco, LLC, Revolving Loan - First Lien	366,667	363,000	3,469
HFW Cos., LLC (fka HFW Holdings, LLC), Delayed Draw Term Loan - First Lien	3,680,000	3,638,600	(27,600)
HFW Cos., LLC (fka HFW Holdings, LLC), Revolving Loan - First Lien	666,667	659,167	-
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan - First Lien	668,067	664,727	5,408
Houseworks Holdings, Fourth Amendment Delayed Draw Term Loan - First Lien	1,001,435	991,421	(222)
Houseworks Holdings, Revolving Loan - First Lien	162,789	161,160	2,021
iLending LLC, Revolving Loan - First Lien	17,518	16,555	(870)
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan - First Lien	210,267	191,343	-
Inflexionpoint LLC (fka Automated Control Concepts), Revolving Credit Loan - First Lien	520,833	520,833	3,651
Irving Parent, Corp. (Quisitive), Revolving Credit Loan - First Lien	1,474,537	1,452,419	-
June Purchaser LLC (Janney Montgomery Scott), Delayed Draw Term Loan - First Lien	285,714	286,904	2,346
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien	48,795	48,795	691
LMSI Buyer, LLC, Revolving Credit Loan - First Lien	55,788	51,883	(3,419)
Mammoth Holdings, LLC, Initial Revolving Credit Loan - First Lien	297,727	287,307	-
McHale Landscape Design, Inc., Delayed Draw Term Loan - First Lien	1,260,504	1,246,324	(9,453)
McHale Landscape Design, Inc., Revolver - First Lien	420,168	415,441	-
Medrina, LLC, Revolving Loan - First Lien	828,571	828,571	13,704
Mission Critical Group, LLC, Delayed Draw Term Loan - First Lien	1,165,463	1,153,809	(5,827)
Mission Critical Group, LLC, Revolving Loan - First Lien	474,239	469,497	-
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan - First Lien	280,357	278,955	(25)
Monarch Behavioral Therapy, LLC, Revolving Loan - First Lien	410,614	408,561	(24)
Newcleus, LLC, Revolving Loan - First Lien	34,803	33,063	(1,417)
Oak Point Partners, LLC, Revolving Loan - First Lien	292,659	292,659	2,507
Owl Vans, LLC, Revolving Loan - First Lien	672,000	663,130	-
Peninsula Pacific Entertainment Development LLC, Term Loan DD - First Lien	949,367	950,554	10,680
Point Quest Acquisition, LLC, Revolving Credit Loan - First Lien	710,489	710,489	-
Prescott's Inc. (AKA Greenjacket), Delayed Draw Term Loan - First Lien	2,867,797	2,846,288	(10,754)
Prescott's Inc. (AKA Greenjacket), Revolving Credit Loan - First Lien	716,949	711,572	2,689
PRGX Global, Inc., Delayed Draw Term Loan - First Lien	421,053	415,789	(3,158)
R.L. James, Inc. (HH Restore Acquisition), Revolving Loan - First Lien	450,415	449,289	5,627
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Delayed Draw Term Loan - First Lien	1,035,197	1,035,197	7,913
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Revolving Credit Loan - First Lien	517,598	517,598	7,872
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien	161,692	161,287	241
Sagebrush Buyer, LLC (Province), Revolving Credit Facility - First Lien	1,262,614	1,262,614	13,601
Sapio Sciences, LLC (Jarvis Bidco), Revolving Credit Loan - First Lien	312,500	312,500	3,443
Schola Group Acquisition, Inc. (Lathan McKee), Delayed Draw Term Loan - First Lien	2,221,477	2,196,485	(16,661)
Schola Group Acquisition, Inc. (Lathan McKee), Revolving Loan - First Lien	671,141	663,591	-
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan - First Lien	466,049	456,728	(6,991)
Strategy Corps., LLC, Delayed Draw Term Loan - First Lien	3,421,788	3,353,352	(57,551)
Strategy Corps., LLC, Revolving Credit Loan - First Lien	1,497,032	1,467,091	(10,318)
Streetmasters Intermediate, Inc., Revolving Loan - First Lien	588,000	580,650	-
SuperHero Fire Protection, LLC, Revolving Loan - First Lien	497,316	497,316	268
Syner-G Intermediate Holdings, LLC, Revolving Loan - First Lien	958,084	891,018	(56,287)
Technology Partners, LLC (Imagine Software), Revolving Credit Loan - First Lien	373,405	373,405	3,991
The Mutual Group, LLC, Revolving Loan - First Lien	649,351	649,351	9,021
Thornton Carpet, LLC, Revolving Loan - First Lien	1,138,211	1,125,407	(1,472)
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Delayed Draw Term Loan - First Lien	426,667	422,400	2,133
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Revolving Loan - First Lien	1,185,185	1,173,333	5,926
Tricor, LLC, Revolving Loan - First Lien	173,077	173,077	48
Triple Crown Consulting, LLC, Revolving Loan - First Lien	217,391	211,413	(2,764)
TriStrux, LLC, Revolving Loan - First Lien	32,175	19,949	(11,972)
Unified Patents, LLC, Revolving Loan - First Lien	1,016,949	1,006,780	(2,542)
Violet Utility Buyer, LLC (Vannguard), Revolving Credit Loan - First Lien	867,133	857,378	-
Visante Acquisition, LLC, Revolving Credit Loan - First Lien	574,273	574,273	7,954
Waste Resource Management, Inc., Revolving Credit Loan - First Lien	620,723	620,723	2,324
XPT Partners, LLC, 2024 Delayed Draw Term Loan - First Lien	791,660	779,785	(5,938)
XPT Partners, LLC, 2024 Revolving Loan - First Lien	113,094	111,398	-
	$71,129,827	$70,456,288	$(24,836)